UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 47.2%
Federal Farm Credit Bank — 6.8%
1.84% due 07/24/2020	$5,000,000	$4,705,030
2.25% due 07/02/2019	3,000,000	2,964,363

		7,669,393

Federal Home Loan Mtg. Corp. — 8.3%
0.95% due 10/17/2016	6,000,000	6,001,692
1.05% due 04/25/2018	3,400,000	3,297,704

		9,299,396

Federal National Mtg. Assoc. — 0.0%
8.00% due 01/01/2023	5,464	5,483
11.00% due 02/01/2015	7	7
11.50% due 09/01/2019	389	392

		5,882

Government National Mtg. Assoc. — 31.9%
4.50% due 05/15/2018	176,198	188,098
4.50% due 08/15/2018	300,230	320,532
4.50% due 09/15/2018	767,846	818,175
4.50% due 10/15/2018	840,401	893,203
4.50% due 09/15/2033	877,960	946,208
4.50% due 02/15/2039	7,452	7,960
4.50% due 04/15/2039	315,438	336,968
4.50% due 05/15/2039	402,280	429,759
4.50% due 06/15/2039	148,366	158,494
4.50% due 07/15/2039	133,292	142,380
4.50% due 09/15/2039	546,831	584,177
4.50% due 10/15/2039	461,130	492,653
4.50% due 12/15/2039	1,015,782	1,086,251
4.50% due 01/15/2040	619,788	662,789
4.50% due 02/15/2040	710,967	763,393
4.50% due 03/15/2040	720,801	770,590
4.50% due 04/15/2040	478,101	511,667
4.50% due 05/15/2040	409,554	437,630
4.50% due 06/15/2040	614,964	657,650
4.50% due 07/15/2040	789,929	844,852
4.50% due 08/15/2040	313,806	335,568
4.50% due 09/15/2040	13,630	14,562
4.50% due 03/15/2041	1,341,668	1,439,246
4.50% due 04/15/2041	149,278	161,702
4.50% due 06/15/2041	873,969	940,331
4.50% due 07/15/2041	44,258	47,352
4.50% due 08/15/2041	767,309	820,200
5.00% due 04/15/2018	755,836	805,314
5.00% due 04/15/2033	7,257	7,874
5.00% due 08/15/2033	518,795	568,001
5.00% due 09/15/2033	235,089	257,580
5.00% due 10/15/2033	155,006	169,671
5.00% due 04/15/2034	6,133	6,711
5.00% due 11/15/2034	60,220	65,896
5.00% due 02/15/2035	4,801	5,256
5.00% due 03/15/2035	102,861	111,610
5.00% due 04/15/2035	15,413	16,876
5.00% due 05/15/2035	497,777	540,126
5.00% due 09/15/2035	230,329	251,755
5.00% due 10/15/2035	31,516	34,452
5.00% due 12/15/2035	15,955	17,444
5.00% due 03/15/2036	320,089	349,785
5.00% due 05/15/2036	285,952	312,340
5.00% due 06/15/2036	193,877	211,841
5.00% due 09/15/2036	471,300	514,011
5.00% due 10/15/2036	223,008	241,679
5.00% due 11/15/2036	13,181	14,370
5.00% due 12/15/2036	79,302	86,216
5.00% due 01/15/2037	771,043	839,913
5.00% due 02/15/2037	217,161	235,696
5.00% due 03/15/2037	302,506	328,585
5.00% due 04/15/2037	313,394	340,499
5.00% due 08/15/2038	1,755,157	1,904,343
5.00% due 07/20/2039	2,792,198	3,031,735
5.50% due 11/15/2032	2,541	2,805
5.50% due 03/15/2033	67,792	75,214
5.50% due 04/15/2033	166,898	183,471
5.50% due 05/15/2033	296,295	328,568
5.50% due 06/15/2033	1,424,072	1,576,564
5.50% due 07/15/2033	439,458	486,510
5.50% due 10/15/2033	356,665	396,171
5.50% due 12/15/2033	68,785	76,404
5.50% due 01/15/2034	1,176,288	1,304,721
5.50% due 02/15/2034	678,470	747,838
6.00% due 01/15/2028	535	595
6.00% due 04/15/2028	336,764	375,414
6.00% due 04/15/2029	18,701	20,918
6.00% due 05/15/2029	10,715	11,990
6.00% due 06/15/2029	1,401	1,558
6.00% due 04/15/2031	7,761	8,636
6.00% due 05/15/2031	12,733	14,357
6.00% due 11/15/2031	56,431	62,929
6.00% due 12/15/2031	3,347	3,724
6.00% due 01/15/2032	39,255	44,222
6.00% due 02/15/2032	7,826	8,726
6.00% due 03/15/2032	1,650	1,836
6.00% due 08/15/2032	92,462	104,389
6.00% due 11/15/2032	13,042	14,696
6.00% due 12/15/2032	4,778	5,315
6.00% due 01/15/2033	8,061	8,977
6.00% due 02/15/2033	7,889	8,775
6.00% due 03/15/2033	30,944	34,866
6.00% due 04/15/2033	118,613	131,936
6.00% due 07/15/2033	57,146	63,564
6.00% due 08/15/2033	566,780	639,339
6.00% due 09/15/2033	100,491	113,106
6.00% due 10/15/2033	384,034	429,274
6.00% due 11/15/2033	27,382	30,792
6.00% due 12/15/2033	245,201	276,502
6.00% due 02/15/2034	45,768	50,908
6.00% due 05/15/2034	8,482	9,526
6.00% due 06/15/2034	14,704	17,315
6.00% due 07/15/2034	393,545	439,458
6.00% due 08/15/2034	37,724	42,145
6.00% due 09/15/2034	126,198	141,803
6.00% due 10/15/2034	374,370	416,422
6.00% due 12/15/2034	140,204	155,954
6.00% due 08/15/2035	65,574	72,967
6.50% due 02/15/2029	3,915	4,369
6.50% due 06/15/2031	6,781	7,568
6.50% due 07/15/2031	7,505	8,373
6.50% due 08/15/2031	21,993	24,544
6.50% due 09/15/2031	60,378	67,397
6.50% due 10/15/2031	88,718	101,868
6.50% due 11/15/2031	2,657	2,965
6.50% due 01/15/2032	5,345	5,968
6.50% due 02/15/2032	75,559	84,992
7.00% due 07/15/2023	7,752	8,536
7.00% due 10/15/2023	21,328	21,401
7.00% due 09/15/2025	64,849	72,580
7.00% due 03/20/2029	7,378	8,670
7.00% due 06/20/2029	1,045	1,212
7.00% due 11/20/2030	18,380	21,078
7.50% due 04/15/2017	1,305	1,309
7.50% due 08/15/2023	39,825	41,601
7.50% due 09/15/2023	176,944	187,531
9.00% due 12/15/2016	7,526	7,561
11.00% due 08/20/2015	20	20
11.00% due 09/20/2015	44	45
11.50% due 05/20/2015	288	289

		35,703,046

Small Business Administration — 0.2%
6.30% due 06/01/2018	194,979	208,183

Total U.S. Government Agencies (cost $50,819,737)		52,885,900

U.S. GOVERNMENT TREASURIES — 38.3%
United States Treasury Bonds — 16.7%
3.88% due 08/15/2040	1,000,000	1,000,312
4.25% due 11/15/2040	8,000,000	8,513,752
4.75% due 02/15/2041	8,000,000	9,205,000

		18,719,064

United States Treasury Notes — 21.6%
1.25% due 10/31/2015	2,000,000	2,033,124
1.50% due 07/31/2016	16,000,000	16,364,992
2.00% due 02/15/2022	5,000,000	4,744,920
3.13% due 05/15/2019	1,000,000	1,065,625

		24,208,661

Total U.S. Government Treasuries (cost $41,153,131)		42,927,725

Total Long-Term Investment Securities (cost $91,972,868)		95,813,625

SHORT-TERM INVESTMENT SECURITIES — 7.2%
U.S. Government Treasuries — 7.2%
United States Treasury Bills 0.04% due 03/06/2014 (cost $7,999,488)	8,000,000	7,999,192

REPURCHASE AGREEMENT — 7.1%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $7,940,000)	7,940,000	7,940,000

TOTAL INVESTMENTS (cost $107,912,356)(2)	99.8%	111,752,817
Other assets less liabilities	0.2	265,383

NET ASSETS	100.0%	$112,018,200

(1)	See Note 2 for details of Joint Repurchase Agreement.

(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
U.S. Government Agencies:
Federal Farm Credit Bank	$—	$7,669,393	$—	$7,669,393
Federal Home Loan Mtg. Corp.	—	9,299,396	—	9,299,396
Federal National Mtg. Assoc.	—	5,882	—	5,882
Government National Mtg. Assoc.	—	35,703,046	—	35,703,046
Small Business Administration	—	208,183	—	208,183
U.S. Government Treasuries:
United States Treasury Bonds	—	18,719,064	—	18,719,064
United States Treasury Notes	—	24,208,661	—	24,208,661
Short-Term Investment Securities:
U.S. Government Treasuries	—	7,999,192	—	7,999,192
Repurchase Agreement	—	7,940,000	—	7,940,000

Total	$—	$111,752,817	$—	$111,752,817

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 100.2%
Federal Farm Credit Bank — 3.3%
1.84% due 07/24/2020	$5,000,000	$4,705,030

Federal Home Loan Mtg. Corp. — 5.8%
0.95% due 10/17/2016	4,000,000	4,001,128
1.05% due 04/25/2018	4,400,000	4,267,617

		8,268,745

Government National Mtg. Assoc. — 91.1%
3.50% due 11/15/2041	1,107,846	1,120,273
3.50% due 01/15/2042	412,616	416,577
3.50% due 02/15/2042	430,645	434,780
3.50% due 03/15/2042	1,123,135	1,133,917
3.50% due 06/15/2042	5,404,995	5,456,887
3.50% due 07/15/2042	2,172,163	2,193,018
3.50% due January TBA	5,000,000	5,007,227
4.00% due 03/15/2039	447,777	466,043
4.00% due 04/15/2039	515,147	536,375
4.00% due 05/15/2039	32,740	34,062
4.00% due 06/15/2039	1,427,979	1,485,704
4.00% due 08/15/2039	120,590	125,465
4.00% due 11/15/2039	18,934	19,700
4.00% due 12/15/2039	645,705	672,926
4.00% due 08/15/2040	609,581	634,513
4.00% due 09/15/2040	1,030,881	1,072,755
4.00% due 11/15/2040	786,046	817,821
4.00% due 12/15/2040	1,858,726	1,936,281
4.00% due 01/15/2041	21,804	22,685
4.00% due 02/15/2041	781,380	812,983
4.00% due 03/15/2041	560,505	583,215
4.00% due 04/15/2041	134,744	140,213
4.00% due 06/15/2041	54,974	57,200
4.00% due 07/15/2041	1,366,352	1,421,768
4.00% due 08/15/2041	1,878,238	1,954,403
4.00% due 09/15/2041	4,082,348	4,247,500
4.00% due 10/15/2041	2,132,946	2,220,565
4.00% due 11/15/2041	5,130,029	5,337,728
4.00% due 12/15/2041	2,151,450	2,238,664
4.00% due 01/15/2042	3,884,059	4,040,941
4.00% due 02/15/2042	2,422,610	2,522,737
4.00% due 03/15/2042	684,302	711,967
4.00% due 04/15/2042	121,346	126,267
4.00% due 05/15/2042	136,710	142,255
4.00% due 06/15/2042	1,112,465	1,157,435
4.00% due January TBA	5,000,000	5,163,477
4.50% due 05/15/2018	278,792	297,621
4.50% due 08/15/2018	158,064	168,749
4.50% due 09/15/2018	451,148	480,222
4.50% due 10/15/2018	722,920	768,342
4.50% due 08/15/2033	46,338	49,811
4.50% due 09/15/2033	124,254	133,567
4.50% due 10/15/2038	100,481	107,531
4.50% due 12/15/2038	86,100	92,551
4.50% due 02/15/2039	34,035	36,365
4.50% due 03/15/2039	293,813	313,921
4.50% due 04/15/2039	82,133	87,877
4.50% due 05/15/2039	1,039,689	1,110,831
4.50% due 06/15/2039	4,007,318	4,281,201
4.50% due 07/15/2039	1,751,092	1,870,801
4.50% due 08/15/2039	125,056	133,866
4.50% due 09/15/2039	169,580	181,179
4.50% due 10/15/2039	61,087	65,610
4.50% due 11/15/2039	642,999	686,673
4.50% due 12/15/2039	616,454	659,230
4.50% due 01/15/2040	75,820	81,074
4.50% due 02/15/2040	2,700,334	2,887,820
4.50% due 03/15/2040	863,880	923,391
4.50% due 04/15/2040	1,872,252	2,003,031
4.50% due 05/15/2040	339,620	363,191
4.50% due 06/15/2040	654,115	699,231
4.50% due 07/15/2040	330,165	352,598
4.50% due 08/15/2040	38,157	40,802
4.50% due 09/15/2040	418,925	447,982
4.50% due 10/15/2040	39,499	42,246
4.50% due 11/15/2040	434,951	464,883
4.50% due 01/15/2041	512,536	548,161
4.50% due 02/15/2041	508,067	542,768
4.50% due 03/15/2041	2,373,302	2,546,367
4.50% due 04/15/2041	3,459,314	3,697,133
4.50% due 05/15/2041	755,527	807,971
4.50% due 06/15/2041	440,359	471,443
4.50% due 07/15/2041	314,487	336,114
4.50% due 08/15/2041	360,744	385,971
5.00% due 03/15/2018	94,229	100,343
5.00% due 04/15/2018	1,072,293	1,142,856
5.00% due 05/15/2018	1,782,461	1,898,736
5.00% due 01/15/2033	5,127	5,563
5.00% due 05/15/2033	3,514	3,850
5.00% due 08/15/2033	746,185	816,956
5.00% due 09/15/2033	798,393	877,808
5.00% due 10/15/2033	1,679,129	1,838,930
5.00% due 04/15/2034	9,434	10,323
5.00% due 05/15/2034	44,336	48,514
5.00% due 11/15/2034	206,040	225,460
5.00% due 12/15/2034	153,958	168,470
5.00% due 08/15/2035	826,005	904,226
5.00% due 09/15/2035	3,794	4,148
5.00% due 10/15/2035	30,483	33,329
5.00% due 11/15/2035	28,584	31,238
5.00% due 12/15/2035	12,649	13,826
5.00% due 02/15/2036	60,438	65,589
5.00% due 04/15/2036	134,362	146,335
5.00% due 06/15/2036	262,814	286,201
5.00% due 07/15/2036	110,861	120,291
5.00% due 08/15/2036	8,140	8,976
5.00% due 09/15/2036	206,434	225,676
5.00% due 10/15/2036	12,336	13,595
5.00% due 11/15/2036	111,785	121,281
5.00% due 12/15/2036	252,746	274,159
5.00% due 01/15/2037	98,192	106,552
5.00% due 02/15/2037	457,119	496,059
5.00% due 04/15/2037	1,584,579	1,723,026
5.00% due 12/15/2037	3,638	3,948
5.00% due 04/15/2038	1,374,297	1,491,043
5.00% due 05/15/2038	849,515	922,851
5.00% due 06/15/2038	59,488	64,582
5.00% due 08/15/2038	101,210	109,739
5.00% due 10/15/2038	216,056	234,894
5.00% due 01/15/2039	452,351	491,064
5.00% due 02/15/2039	385,495	418,229
5.00% due 03/15/2039	687,088	745,657
5.00% due 04/15/2039	537,948	583,854
5.00% due 08/15/2039	940,998	1,019,420
5.00% due 09/15/2039	36,559	39,650
5.00% due 10/15/2039	2,072,051	2,248,575
5.00% due 11/15/2039	1,676,545	1,817,827
5.00% due 12/15/2039	1,492,317	1,624,735
5.00% due 04/15/2040	1,691,925	1,841,579
5.00% due 05/15/2040	3,283,177	3,569,487
5.00% due 06/15/2040	173,763	188,924
5.50% due 06/15/2029	1,391	1,528
5.50% due 01/15/2032	10,047	11,096
5.50% due 03/15/2033	162,139	179,455
5.50% due 04/15/2033	319,038	352,776
5.50% due 05/15/2033	333,315	368,966
5.50% due 06/15/2033	116,673	129,021
5.50% due 07/15/2033	1,834	2,031
5.50% due 08/15/2033	3,540	3,919
5.50% due 12/15/2033	20,792	23,222
5.50% due 01/15/2034	98,972	110,513
5.50% due 02/15/2034	87,218	96,198
5.50% due 04/15/2034	66,036	73,286
5.50% due 04/20/2035	982,642	1,100,044
5.50% due 06/15/2035	80,916	89,522
5.50% due 09/15/2035	813,877	919,122
5.50% due 10/15/2035	733,159	812,048
5.50% due 11/15/2035	10,009	11,018
5.50% due 12/15/2035	17,190	19,087
5.50% due 02/15/2036	152,071	168,064
5.50% due 03/15/2036	47,925	52,980
5.50% due 05/15/2036	32,602	35,976
5.50% due 09/15/2036	89,191	98,072
5.50% due 03/15/2037	72,943	80,056
5.50% due 05/15/2037	35,981	39,536
5.50% due 12/15/2037	124,869	137,332
5.50% due 01/15/2038	72,430	79,667
5.50% due 02/15/2038	479,185	526,222
5.50% due 04/15/2038	247,172	271,850
5.50% due 05/15/2038	567,095	633,946
5.50% due 06/15/2038	318,859	350,402
5.50% due 07/15/2038	258,204	285,828
5.50% due 08/15/2038	237,811	262,132
5.50% due 10/15/2038	129,338	142,262
5.50% due 11/15/2038	48,529	53,366
5.50% due 12/15/2038	207,824	228,627
5.50% due 01/15/2039	104,718	115,170
5.50% due 02/15/2039	234,074	257,755
5.50% due 03/15/2039	126,141	138,956
5.50% due 05/15/2039	35,208	38,720
5.50% due 08/15/2039	190,884	209,902
5.50% due 09/15/2039	247,498	272,020
5.50% due 10/15/2039	81,285	89,319
5.50% due 11/15/2039	2,481	2,730
5.50% due 01/15/2040	32,463	35,645
5.50% due 03/15/2040	468,601	515,639
5.50% due 04/15/2040	168,002	187,082
5.50% due 05/15/2040	81,639	89,631
5.50% due 08/15/2040	389,828	428,401
5.50% due 09/15/2040	144,978	159,134
5.50% due 11/15/2040	134,953	148,303
5.50% due 02/15/2041	120,024	131,874
5.50% due 03/15/2041	33,221	36,500
5.50% due 04/15/2041	90,132	98,958
5.50% due 05/15/2041	29,170	32,043
5.50% due 06/15/2041	162,209	178,103
5.50% due 09/15/2041	8,151	8,949
6.00% due 11/15/2023	1,193	1,325
6.00% due 01/15/2024	1,102	1,225
6.00% due 07/15/2028	1,371	1,524
6.00% due 12/15/2028	22,650	25,334
6.00% due 01/15/2029	164,925	183,660
6.00% due 02/15/2029	95,561	106,447
6.00% due 03/15/2029	113,903	126,643
6.00% due 04/15/2029	102,958	114,717
6.00% due 05/15/2029	17,956	19,980
6.00% due 06/15/2029	39,042	43,541
6.00% due 07/15/2029	12,432	13,818
6.00% due 08/15/2029	6,806	7,567
6.00% due 04/15/2031	4,307	4,793
6.00% due 07/15/2031	13,125	14,611
6.00% due 10/15/2031	33,539	37,316
6.00% due 11/15/2031	110,696	123,514
6.00% due 12/15/2031	39,156	43,720
6.00% due 01/15/2032	24,142	27,217
6.00% due 02/15/2032	11,429	12,875
6.00% due 07/15/2032	25,060	28,238
6.00% due 09/15/2032	14,463	16,297
6.00% due 10/15/2032	65,821	73,647
6.00% due 11/15/2032	766	852
6.00% due 01/15/2033	49,206	54,964
6.00% due 02/15/2033	73,582	82,252
6.00% due 03/15/2033	42,013	47,181
6.00% due 04/15/2033	114,716	127,974
6.00% due 05/15/2033	49,235	55,407
6.00% due 06/15/2033	8,191	9,229
6.00% due 08/15/2033	57,838	65,133
6.00% due 10/15/2033	12,946	14,447
6.00% due 11/15/2033	13,475	15,191
6.00% due 12/15/2033	130,653	146,993
6.00% due 01/15/2034	69,707	78,456
6.00% due 02/15/2034	78,900	88,615
6.00% due 03/15/2034	23,107	25,703
6.00% due 04/15/2034	110,878	124,137
6.00% due 05/15/2034	5,920	6,585
6.00% due 06/15/2034	55,548	61,790
6.00% due 07/15/2034	65,027	72,721
6.00% due 09/15/2034	39,407	44,010
6.00% due 10/15/2034	28,011	31,158
6.00% due 12/15/2034	29,030	32,292
6.00% due 01/15/2035	14,650	16,453
6.00% due 04/15/2035	25,345	28,465
6.00% due 05/15/2035	6,033	6,710
6.00% due 06/15/2035	27,821	31,306
6.00% due 11/15/2035	2,623	2,918
6.00% due 12/15/2035	54,847	61,136
6.00% due 01/15/2036	39,878	44,624
6.00% due 02/15/2036	46,507	51,957
6.00% due 03/15/2036	24,631	27,618
6.00% due 04/15/2036	53,788	59,988
6.00% due 05/15/2036	132,952	148,892
6.00% due 06/15/2036	56,638	63,185
6.00% due 08/15/2036	4,182	4,681
6.00% due 09/15/2036	26,285	29,243
6.00% due 10/15/2036	40,185	44,791
6.00% due 11/15/2036	44,426	49,446
6.00% due 07/15/2037	8,237	9,200
6.00% due 09/15/2037	5,893	6,554
6.00% due 11/15/2037	10,190	11,339
6.00% due 12/15/2037	11,263	12,515
6.00% due 01/15/2038	1,529	1,729
6.00% due 02/15/2038	10,752	12,157
6.00% due 05/15/2038	21,034	23,379
6.00% due 06/15/2038	14,328	15,941
6.00% due 07/15/2038	44,363	49,303
6.00% due 08/15/2038	5,443	6,056
6.00% due 10/15/2038	70,266	78,127
6.00% due 11/15/2038	48,004	53,336
6.00% due 12/15/2038	50,993	56,704
6.00% due 01/15/2039	100,592	111,906
6.00% due 02/15/2039	23,698	26,373
6.00% due 08/15/2039	26,643	29,657
6.00% due 09/15/2039	14,739	16,402
6.00% due 10/15/2039	23,060	25,602
6.00% due 02/15/2040	5,210	5,797
6.00% due 04/15/2040	12,126	13,462
6.00% due 05/15/2040	2,513	2,790
6.50% due 03/15/2028	6,974	8,003
6.50% due 08/15/2028	8,583	9,580
6.50% due 01/15/2029	1,213	1,354
6.50% due 02/15/2029	475	542
6.50% due 03/15/2029	43,873	48,951
6.50% due 04/15/2029	441	497
6.50% due 05/15/2029	3,795	4,324
6.50% due 06/15/2029	13,736	15,657
6.50% due 07/15/2029	858	958
6.50% due 10/15/2029	2,569	2,865
6.50% due 08/15/2031	63,131	70,481
6.50% due 09/15/2031	9,487	10,589
6.50% due 10/15/2031	88,718	101,868
6.50% due 11/15/2031	31,073	34,660
6.50% due 12/15/2031	55,957	62,447
6.50% due 02/15/2032	68,379	76,303
6.50% due 05/15/2032	286,964	320,598
6.50% due 06/15/2032	27,368	30,614
7.00% due 03/15/2023	6,999	7,022
7.00% due 01/20/2024	203	225
7.00% due 03/20/2024	189	209
7.00% due 07/20/2025	716	789
7.00% due 09/15/2025	28,163	31,520
7.00% due 01/20/2029	14,304	16,452
7.00% due 02/20/2029	2,513	2,933
7.00% due 06/20/2029	5,181	6,009
7.00% due 07/20/2029	17,309	20,218
7.00% due 09/20/2029	1,800	2,120
7.00% due 10/20/2029	3,465	4,055
7.00% due 11/20/2029	1,108	1,294
7.00% due 03/20/2030	2,396	2,833
7.00% due 06/20/2030	2,373	2,675
7.00% due 08/20/2030	4,476	5,040
7.00% due 09/20/2030	7,596	9,131
7.00% due 10/20/2030	8,559	10,138
8.00% due 11/15/2026	42,428	48,417
8.00% due 12/15/2029	4,352	4,558
8.00% due 04/15/2030	12,379	14,275
8.00% due 05/15/2030	1,159	1,286
8.00% due 08/15/2030	20,798	23,949
8.50% due 03/15/2017	2,949	2,962
8.50% due 12/15/2022	12,747	12,804
8.50% due 01/15/2023	16,227	16,616
8.50% due 09/15/2024	7,498	8,561
9.00% due 07/15/2016	3,649	3,666
9.00% due 10/15/2016	1,500	1,507

		130,201,226

Small Business Administration — 0.0%
6.30% due 06/01/2018	64,993	69,394

Total Long-Term Investment Securities (cost $143,004,798)		143,244,395

SHORT-TERM INVESTMENT SECURITIES — 2.8%
U.S. Government Treasuries — 2.8%
United States Treasury Bills 0.04% due 03/06/2014 (cost $3,999,744)	4,000,000	3,999,596

REPURCHASE AGREEMENT — 4.9%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $7,060,000)	7,060,000	7,060,000

TOTAL INVESTMENTS (cost $154,064,542)(2)	107.9%	154,303,991
Liabilities in excess of other assets	(7.9)	(11,342,317)

NET ASSETS	100.0%	$142,961,674

(1)	See Note 2 for details of Joint Repurchase Agreement.

(2)	See Note 3 for cost of investments on a tax basis.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
U.S. Government Agencies:
Federal Farm Credit Bank	$—	$4,705,030	$—	4,705,030
Federal Home Loan Mtg. Corp.	—	8,268,745	—	8,268,745
Government National Mtg. Assoc.	—	130,201,226	—	130,201,226
Small Business Administration	—	69,394	—	69,394
Short-Term Investment Securities:
U.S. Government Treasuries	—	3,999,596	—	3,999,596
Repurchase Agreement	—	7,060,000	—	7,060,000

Total	$—	$154,303,991	$—	$154,303,991

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (unaudited)

Security Description		Principal Amount**/Shares	Value (Note 1)
ASSET BACKED SECURITIES — 1.1%
Diversified Financial Services — 1.1%
Avis Budget Rental Car Funding AESOP LLC Series 2013-1A, Class A 1.92% due 09/20/2019*		$189,000	$185,391
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.63% due 02/20/2036(1)		594,060	586,885
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*		110,740	110,614
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.53% due 12/25/2034		299,380	275,510
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)		300,000	299,159
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)		57,845	57,869
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020		330,000	377,851
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*		255,123	270,415
Fairway Outdoor Funding LLC Series 2012-1A, Class A2 4.21% due 10/15/2042*		242,169	242,355
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019		60,000	59,591
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)		468,000	465,461
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*		178,000	178,231
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(2)		971,000	995,094
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)		245,843	249,771
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 5.47% due 08/25/2034		87,684	89,387
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)		305,563	307,099
Structured Asset Securities Corp. Pass Through Certs. Series 2004-5H, Class A4 5.54% due 12/25/2033(1)		309,147	317,964
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*		79,333	78,834
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)		262,239	264,870
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)		165,030	165,060

Total Asset Backed Securities (cost $5,622,855)			5,577,411

U.S. CORPORATE BONDS & NOTES — 50.2%
Advanced Materials — 0.2%
Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*		1,025,000	1,076,250

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023		353,000	330,453

Advertising Services — 0.6%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/2015*		1,220,000	1,006,500
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017		1,831,000	1,776,070

			2,782,570

Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018		490,000	469,859

Aerospace/Defense-Equipment — 0.7%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*		1,198,000	1,200,995
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*		1,162,000	1,202,670
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021		1,060,000	1,066,143

			3,469,808

Agricultural Chemicals — 0.1%
Mosaic Co. Senior Notes 5.45% due 11/15/2033		316,000	321,956
Mosaic Co. Senior Notes 5.63% due 11/15/2043		316,000	320,576

			642,532

Airlines — 0.4%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019		783,555	838,404
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015		93,451	95,788
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017		292,395	303,360
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023		897,000	908,212

			2,145,764

Alternative Waste Technology — 0.5%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020		1,963,000	2,129,855
Darling Escrow Corp. Company Guar. Notes 5.38% due 01/15/2022*		556,000	560,170

			2,690,025

Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.63% due 12/06/2018		720,000	710,190

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*		780,000	787,176

Auto/Truck Parts & Equipment-Original — 0.3%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021		1,425,000	1,496,250

Banks-Commercial — 1.0%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*		1,870,000	2,005,575
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023		286,000	280,193
KeyBank NA Senior Notes 1.10% due 11/25/2016		841,000	839,221
Union Bank NA Senior Notes 1.50% due 09/26/2016		416,000	420,716
Zions Bancorporation Senior Notes 4.50% due 03/27/2017		783,000	829,060
Zions Bancorporation Senior Notes 4.50% due 06/13/2023		837,000	815,867

			5,190,632

Banks-Fiduciary — 0.1%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*		775,000	749,785

Banks-Super Regional — 0.0%
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026		38,000	40,508

Beverages-Non-alcoholic — 0.2%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*		805,000	776,825

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015		1,141,000	1,146,679

Broadcast Services/Program — 0.3%
Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020		1,300,000	1,391,000

Building & Construction-Misc. — 0.2%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*		1,170,000	1,129,050

Building Products-Cement — 0.6%
Headwaters, Inc. Company Guar. Notes 7.25% due 01/15/2019*		771,000	792,203
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019		1,861,000	2,005,227

			2,797,430

Building-Residential/Commercial — 0.4%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022		1,200,000	1,269,000
Standard Pacific Corp. Company Guar. Notes 6.25% due 12/15/2021		580,000	604,650

			1,873,650

Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021		1,988,000	2,042,670
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028		250,000	307,463
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019		825,000	915,750

			3,265,883

Capacitors — 0.2%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018		1,028,000	1,015,150

Casino Hotels — 1.2%
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016		800,000	644,000
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*		1,133,000	1,178,320
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*		1,346,000	1,379,650
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*		1,055,000	1,065,550
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*		987,000	1,053,622
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*		575,000	564,938

			5,886,080

Casino Services — 0.3%
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015		1,243,000	1,286,505
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015		450,000	465,750

			1,752,255

Cellular Telecom — 0.9%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020		1,992,000	2,156,340
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018*		345,000	363,113
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022		675,000	686,812
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019		611,000	649,188
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021		659,000	693,597

			4,549,050

Chemicals-Diversified — 0.5%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021		1,026,000	1,040,108
Olin Corp. Senior Notes 5.50% due 08/15/2022		1,355,000	1,351,612

			2,391,720

Chemicals-Other — 0.2%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*		870,000	987,450

Chemicals-Plastics — 0.2%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023		1,229,000	1,198,275

Chemicals-Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		248,000	299,477

Coal — 0.8%
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*		1,020,000	1,055,700
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018		1,075,000	1,144,875
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*		1,591,000	1,662,595

			3,863,170

Commercial Services-Finance — 0.5%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015		820,000	824,100
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*		1,345,000	1,457,644

			2,281,744

Computer Services — 0.4%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*		1,564,000	1,552,270
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020		623,000	584,206

			2,136,476

Computers-Integrated Systems — 0.1%
NCR Escrow Corp. Senior Notes 6.38% due 12/15/2023*		690,000	704,663

Computers-Memory Devices — 0.1%
EMC Corp. Senior Notes 2.65% due 06/01/2020		593,000	580,772

Consumer Products-Misc. — 0.6%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*		1,373,000	1,445,082
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020		1,439,000	1,467,780

			2,912,862

Containers-Metal/Glass — 0.5%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026		2,200,000	2,431,000

Containers-Paper/Plastic — 0.4%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*		1,347,000	1,434,555
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*		612,000	694,620

			2,129,175

Diagnostic Equipment — 0.1%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021		252,000	272,839

Direct Marketing — 0.2%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*		850,100	884,104

Distribution/Wholesale — 0.2%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*		1,243,000	1,155,990

Diversified Banking Institutions — 1.9%
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019		1,200,000	1,328,430
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025		117,000	133,959
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025		390,000	410,763
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		1,536,000	1,578,728
Goldman Sachs Group, Inc. FRS Senior Notes 1.84% due 11/29/2023		838,000	850,967
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021		1,501,000	1,643,358
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		781,000	868,898
JPMorgan Chase & Co. Senior Notes 4.25% due 11/02/2018	NZD	750,000	581,384
Morgan Stanley Senior Notes 4.75% due 03/22/2017		700,000	763,923
Morgan Stanley Sub. Notes 4.88% due 11/01/2022		1,215,000	1,243,748

			9,404,158

Diversified Financial Services — 0.5%
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020		875,000	1,006,886
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038		808,000	920,404
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032		527,000	652,587

			2,579,877

Diversified Manufacturing Operations — 0.4%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*		1,325,000	1,414,438
Textron, Inc. Senior Notes 4.63% due 09/21/2016		595,000	641,420

			2,055,858

Diversified Operations — 0.2%
Leucadia National Corp. Senior Notes 6.63% due 10/23/2043		832,000	813,931

E-Commerce/Services — 0.2%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*		1,215,000	1,230,187

Electric-Generation — 0.1%
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017		299,035	308,006

Electric-Integrated — 0.8%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*		252,000	243,645
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		860,000	907,064
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		456,000	495,482
Georgia Power Co. Senior Notes 3.00% due 04/15/2016		180,000	187,629
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022		335,000	359,415
MidAmerican Energy Holdings Co. Senior Notes 5.15% due 11/15/2043*		270,000	272,249
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017		346,123	372,947
Nisource Finance Corp. Company Guar. Notes 5.65% due 02/01/2045		438,000	448,663
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037		441,000	486,156
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021		376,000	420,477

			4,193,727

Electronic Components-Semiconductors — 0.4%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022		1,257,000	1,291,567
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021		152,000	157,700
Intel Corp. Senior Notes 1.95% due 10/01/2016		748,000	768,942

			2,218,209

Electronics-Military — 0.2%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021		970,000	1,014,568

Enterprise Software/Service — 0.6%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*		2,089,000	2,151,670
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019		840,000	911,400

			3,063,070

Entertainment Software — 0.3%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*		1,689,000	1,748,115

Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017		360,000	359,839

Finance-Commercial — 0.5%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*		1,270,000	1,320,800
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*		1,428,000	1,413,720

			2,734,520

Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021		322,000	369,990
SLM Corp. Senior Notes 4.88% due 06/17/2019		720,000	717,446

			1,087,436

Finance-Investment Banker/Broker — 0.2%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)		280,000	28
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)		361,000	36
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037		1,029,000	1,109,747

			1,109,811

Finance-Leasing Companies — 0.3%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020		1,605,000	1,667,194

Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015		229,000	230,347

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020		1,115,000	1,193,050

Food-Meat Products — 0.2%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*		1,036,000	1,077,440

Food-Misc./Diversified — 0.1%
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040		578,000	690,711

Food-Retail — 0.3%
Kroger Co. Senior Notes 3.30% due 01/15/2021		410,000	407,298
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021		1,168,000	1,153,400

			1,560,698

Gambling (Non-Hotel) — 0.1%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(4)(5)		715,890	271,179

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/2022		458,000	389,843

Independent Power Producers — 0.8%
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*		652,000	668,300
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*		697,000	761,472
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018		1,486,000	1,682,895
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018		190,000	216,600
NRG Energy, Inc. Company Guar. Notes 7.63% due 05/15/2019		35,000	37,013
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020		430,000	476,225

			3,842,505

Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.40% due 02/01/2019		323,000	319,993

Insurance-Life/Health — 0.5%
American Equity Investment Life Holding Co. Company Guar. Notes 6.63% due 07/15/2021		1,415,000	1,478,675
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*		295,000	329,093
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*		699,000	700,423

			2,508,191

Insurance-Multi-line — 0.2%
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*		1,000,000	1,029,928

Insurance-Mutual — 0.2%
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*		779,000	779,856

Investment Management/Advisor Services — 0.2%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*		887,000	931,350

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 1.35% due 09/06/2016		429,000	431,654

Machinery-Farming — 0.1%
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017*		504,000	512,820

Marine Services — 0.3%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019		1,299,000	1,357,455

Medical Instruments — 0.3%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017		1,380,000	1,443,825

Medical Products — 0.5%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027		370,000	450,680
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020		1,894,000	1,998,170

			2,448,850

Medical-Drugs — 0.6%
Endo Finance Co. Company Guar. Notes 5.75% due 01/15/2022*		742,000	745,710
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019		1,825,000	1,952,750
Johnson & Johnson Senior Notes 4.38% due 12/05/2033		541,000	544,522

			3,242,982

Medical-Generic Drugs — 0.2%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*		827,000	935,785

Medical-HMO — 0.1%
Cigna Corp. Senior Notes 4.38% due 12/15/2020		591,000	628,797

Medical-Hospitals — 0.9%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017		1,055,000	1,123,575
HCA, Inc. Senior Notes 7.50% due 11/15/2095		1,823,000	1,576,895
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019		1,094,000	1,159,640
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031		1,075,000	935,250

			4,795,360

MRI/Medical Diagnostic Imaging — 0.4%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018		1,900,000	1,895,250

Multimedia — 0.2%
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028		674,000	795,208
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033		385,000	419,451

			1,214,659

Music — 0.3%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*		750,000	791,250
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*		794,000	824,767

			1,616,017

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(4)(5)		500,000	0

Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.50% due 05/15/2021		696,000	716,384

Oil & Gas Drilling — 0.2%
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*		900,000	954,000

Oil Companies-Exploration & Production — 5.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018		1,140,000	1,219,800
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021*		1,271,000	1,220,160
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020		1,155,000	1,264,725
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022		526,000	562,820
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021		635,000	688,975
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023		859,000	870,811
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022		1,213,000	1,358,560
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018		1,560,000	1,677,000
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019		1,105,000	1,110,525
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020		1,914,000	1,995,345
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.00% due 11/01/2019*		1,792,000	1,809,920
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021		740,000	760,350
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021		1,435,000	1,499,575
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020		1,250,000	1,309,375
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020		915,000	983,625
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021		301,000	330,060
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022		520,000	572,793
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023		2,011,000	2,242,265
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021		754,000	808,665
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020		1,368,000	1,497,960
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021		1,410,000	1,406,475
Samson Investment Co. Company Guar. Notes 10.50% due 02/15/2020*		1,115,000	1,215,350
Stone Energy Corp. Company Guar. Notes 7.50% due 11/15/2022		995,000	1,039,775
Talos Production LLC/Talos Production Finance, Inc. Company Guar. Notes 9.75% due 02/15/2018*		865,000	884,463

			28,329,372

Oil Companies-Integrated — 0.2%
Hess Corp. Senior Notes 5.60% due 02/15/2041		645,000	672,165
Hess Corp. Senior Notes 7.88% due 10/01/2029		235,000	299,481

			971,646

Oil Refining & Marketing — 0.4%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014		260,000	268,450
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041		483,000	550,480
Reliance Holdings USA, Inc. Company Guar. Notes 5.40% due 02/14/2022		450,000	455,104
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037		456,000	520,175

			1,794,209

Oil-Field Services — 0.2%
Green Field Energy Services, Inc. Sec. Notes 13.25% due 11/15/2016*† (10)(11)		1,091,000	185,470
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*		650,000	697,125

			882,595

Paper & Related Products — 1.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023		1,245,000	1,120,500
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044		1,172,000	1,195,584
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*		1,176,000	1,131,881
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*		866,000	967,583
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020		1,012,000	1,037,300

			5,452,848

Petrochemicals — 0.2%
PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020*		1,184,000	1,186,960

Pipelines — 2.3%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022		1,020,000	1,091,400
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*		493,000	469,583
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020		840,000	865,200
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042		224,000	191,761
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021		87,000	91,116
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020		1,420,000	1,630,755
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020		1,100,000	1,234,750
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043		449,000	455,517
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024		240,000	285,607
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018		805,000	867,388
Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024		877,000	848,472
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*		1,250,000	1,231,232
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023		260,000	243,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021		614,000	660,050
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016		650,000	654,063
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021		926,000	953,780

			11,774,424

Printing-Commercial — 0.6%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019		1,125,000	1,288,125
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021		1,781,000	1,836,656

			3,124,781

Publishing-Newspapers — 0.5%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*		1,054,000	1,067,175
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022		1,275,000	1,402,500

			2,469,675

Publishing-Periodicals — 0.4%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*		2,100,000	2,136,750

Racetracks — 0.2%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*		1,048,000	1,048,000

Radio — 0.2%
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*		1,298,000	1,174,690

Real Estate Investment Trusts — 0.6%
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020		1,300,000	1,274,000
CubeSmart LP Company Guar. Notes 4.38% due 12/15/2023		367,000	358,576
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024		1,357,000	1,370,570
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020		258,000	259,389

			3,262,535

Real Estate Management/Services — 0.3%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019		1,340,000	1,470,650

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(4)(5)		3,285,000	124

Rental Auto/Equipment — 0.4%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022		639,000	696,510
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*		1,111,000	1,169,327

			1,865,837

Retail-Apparel/Shoe — 0.2%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021		820,000	899,950

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023		734,000	733,642

Retail-Automobile — 0.2%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020		995,000	1,068,381

Retail-Building Products — 0.2%
Building Materials Holding Corp. Senior Sec. Notes 9.00% due 09/15/2018*		1,023,000	1,102,282

Retail-Discount — 0.1%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023		383,000	352,309

Retail-Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*		284,000	283,631
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*		232,998	244,660
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*		366,738	399,693

			927,984

Retail-Pawn Shops — 0.2%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018*		1,175,000	1,116,250

Retail-Regional Department Stores — 0.3%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021		1,670,000	1,682,525

Retail-Restaurants — 0.8%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018		1,095,000	1,200,394
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*		1,213,000	1,322,170
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*		1,607,000	1,745,603

			4,268,167

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(4)(5)(19)(20)		100,000	0

Savings & Loans/Thrifts — 0.7%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017		718,000	770,155
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020		717,000	824,193
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		1,214,000	1,403,771
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015		300,000	309,795

			3,307,914

Schools — 0.2%
Northwestern University Bonds 4.20% due 12/01/2047		386,000	350,384
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037		191,000	161,763
University of Pennsylvania Senior Notes 4.67% due 09/01/2112		292,000	258,772

			770,919

Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022		693,000	603,223
ADT Corp. Senior Notes 6.25% due 10/15/2021*		462,000	485,100

			1,088,323

Semiconductor Equipment — 0.2%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021		1,180,000	1,200,650

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021		1,043,000	1,144,692

Special Purpose Entities — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*		856,000	858,515
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*		345,000	311,605

			1,170,120

Specified Purpose Acquisitions — 0.2%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*		1,075,000	1,069,625

Steel Pipe & Tube — 0.3%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*		1,490,000	1,504,900

Steel-Producers — 0.6%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022		1,064,000	1,066,660
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018		935,000	1,044,862
Ryerson, Inc./Joseph T. Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017		800,000	848,000

			2,959,522

Storage/Warehousing — 0.3%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020		1,165,000	1,290,237

Telephone-Integrated — 1.8%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022		1,171,000	1,156,362
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020		997,000	1,079,253
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018		1,000,000	1,142,500
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021		549,000	632,723
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032		1,110,000	1,190,475
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020		712,000	762,243
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033		1,340,000	1,541,162
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043		607,000	710,165
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023		1,051,000	982,685

			9,197,568

Television — 0.6%
CBS Corp. Company Guar. Notes 4.85% due 07/01/2042		688,000	619,923
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020		1,095,000	1,163,438
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021*		1,330,000	1,376,550

			3,159,911

Theaters — 0.2%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023		891,000	875,407

Transport-Rail — 0.1%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111		402,000	425,649

Transport-Services — 0.1%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022		675,000	712,597

Travel Services — 0.2%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*		1,029,000	1,142,190

Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037		11,445	11,336

Total U.S. Corporate Bonds & Notes (cost $254,427,004)			255,130,152

FOREIGN CORPORATE BONDS & NOTES — 17.8%
Advertising Services — 0.1%
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043		395,000	391,025

Airlines — 0.3%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*		1,549,000	1,634,195

Appliances — 0.1%
Arcelik AS Senior Notes 5.00% due 04/03/2023*		500,000	431,500

Auto-Cars/Light Trucks — 0.1%
Automotores Gildemeister SA Company Guar. Notes 6.75% due 01/15/2023*		400,000	266,000
Volkswagen International Finance NV Company Guar. Notes 2.13% due 11/20/2018*		489,000	483,145

			749,145

Auto/Truck Parts & Equipment-Original — 0.2%
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*		1,125,000	1,122,187

Banks-Commercial — 3.3%
Akbank TAS Senior Notes 7.50% due 02/05/2018*	TRY	2,385,000	948,507
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*	BRL	3,100,000	1,195,719
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		260,000	274,950
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020		400,000	416,000
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018		488,000	483,420
Banque Federative du Credit Mutuel SA Senior Notes 2.50% due 10/29/2018*		703,000	694,866
BPCE SA Bank Guar. Notes 2.50% due 12/10/2018		1,402,000	1,394,494
BPCE SA Sub. Notes 5.70% due 10/22/2023*		404,000	416,225
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.63% due 05/29/2018	NOK	5,000,000	825,620
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.63% due 12/01/2023		498,000	501,495
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 5.75% due 12/01/2043		1,184,000	1,255,142
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*		515,000	547,831
ING Bank NV Notes 2.00% due 09/25/2015*		1,499,000	1,523,834
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/2020*		872,000	938,457
Malayan Banking Bhd VRS Sub. Notes 3.25% due 09/20/2022		500,000	493,250
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015		719,000	730,462
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017		1,040,000	1,011,159
PKO Finance AB Senior Notes 4.63% due 09/26/2022*		700,000	696,850
RHB Bank Bhd Senior Notes 3.25% due 05/11/2017		425,000	428,952
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022		500,000	527,500
Standard Chartered PLC Sub. Notes 5.20% due 01/26/2024*		457,000	456,084
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		355,000	310,589
Turkiye Is Bankasi Senior Notes 5.50% due 04/21/2019*		480,000	474,816

			16,546,222

Banks-Special Purpose — 0.4%
Burgan Finance No. 1, Ltd. Bank Guar. Notes 7.88% due 09/29/2020		305,000	330,925
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		600,000	536,220
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/2015	NOK	5,500,000	935,012

			1,802,157

Beverages-Non-alcoholic — 0.3%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		892,000	885,410
Coca-Cola Femsa SAB de CV Company Guar. Notes 5.25% due 11/26/2043		400,000	409,451

			1,294,861

Building Products-Cement — 0.4%
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*		200,000	200,500
Cemex SAB de CV Senior Sec. Notes 6.50% due 12/10/2019*		1,406,000	1,452,398
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/2020		550,000	569,250

			2,222,148

Building-Heavy Construction — 0.1%
Andrade Gutierrez International SA Company Guar. Notes 4.00% due 04/30/2018*		560,000	529,200

Cable/Satellite TV — 0.3%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*		1,200,000	1,290,000

Casino Hotels — 0.2%
Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*		1,051,000	1,052,314

Cellular Telecom — 0.2%
MTS International Funding, Ltd. Senior Notes 5.00% due 05/30/2023		550,000	514,250
VimpelCom Holdings BV Company Guar. Notes 9.00% due 02/13/2018*	RUB	12,000,000	364,841

			879,091

Chemicals-Diversified — 0.4%
LyondellBasell Industries NV Senior Notes 5.00% due 04/15/2019		635,000	705,244
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*		1,051,000	1,082,530

			1,787,774

Coal — 0.2%
Indo Energy Finance BV Senior Sec. Notes 7.00% due 05/07/2018		200,000	202,000
Indo Energy Finance II BV Senior Sec. Notes 6.38% due 01/24/2023*		450,000	370,125
PT Adaro Indonesia Company Guar. Notes 7.63% due 10/22/2019		350,000	369,250

			941,375

Commercial Services — 0.1%
Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*		760,000	653,600

Cruise Lines — 0.3%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022		1,286,000	1,286,000

Diversified Banking Institutions — 0.7%
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023		864,000	870,152
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023		430,000	433,481
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019		1,092,000	1,258,339
Societe Generale SA Senior Notes 5.20% due 04/15/2021*		754,000	828,839
UBS AG Sub. Notes 7.63% due 08/17/2022		294,000	336,722

			3,727,533

Diversified Financial Services — 0.3%
DTEK Finance PLC Company Guar. Notes 7.88% due 04/04/2018*		650,000	601,250
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*		1,033,000	1,098,587

			1,699,837

Diversified Manufacturing Operations — 0.7%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*		1,423,000	1,412,327
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*		995,000	980,699
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*		1,066,000	1,041,174

			3,434,200

Diversified Minerals — 0.7%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.00% due 04/01/2017*		825,000	876,562
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*		1,250,000	1,362,500
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040		742,000	709,255
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		610,000	561,200

			3,509,517

Diversified Operations — 0.2%
KOC Holding AS Senior Notes 3.50% due 04/24/2020*		650,000	554,905
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*		650,000	637,000

			1,191,905

Electric-Integrated — 0.1%
E-CL SA Senior Notes 5.63% due 01/15/2021		550,000	579,966
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	266,000,000	142,717

			722,683

Finance-Leasing Companies — 0.8%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018		243,000	244,823
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019		1,800,000	1,928,250
Fly Leasing, Ltd. Company Guar. Notes 6.75% due 12/15/2020		675,000	683,437
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*		1,047,000	1,115,055

			3,971,565

Food-Meat Products — 0.2%
BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	173,000
BRF SA Senior Notes 7.75% due 05/22/2018*	BRL	1,000,000	350,959
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		260,000	233,350

			757,309

Gas-Transportation — 0.0%
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		200,000	175,000

Gold Mining — 0.1%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020		700,000	566,068

Hazardous Waste Disposal — 0.2%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*		1,050,000	1,084,125

Independent Power Producers — 0.1%
AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(4)(5)(7)		725,000	0
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*		500,000	481,250

			481,250

Medical-Drugs — 0.3%
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*		989,000	986,806
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*		562,000	564,810

			1,551,616

Medical-Generic Drugs — 0.1%
Perrigo Co., Ltd. Company Guar. Notes 2.30% due 11/08/2018*		322,000	317,823

Metal-Diversified — 0.1%
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		370,000	339,013

Metal-Iron — 0.1%
OJSC Novolipetsk Steel via Steel Funding, Ltd. Senior Notes 4.95% due 09/26/2019*		265,000	261,688
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*		470,000	423,000

			684,688

Municipal Bonds — 0.2%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		870,000	783,000

Oil & Gas Drilling — 0.5%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*		1,050,000	1,055,250
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021		881,000	989,993
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031		280,000	320,016

			2,365,259

Oil Companies-Exploration & Production — 0.5%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		566,000	688,148
KazMunayGas National Co. Senior Notes 7.00% due 05/05/2020		500,000	561,250
MIE Holdings Corp. Company Guar. Notes 9.75% due 05/12/2016		400,000	424,000
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*		720,000	660,600

			2,333,998

Oil Companies-Integrated — 0.9%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017		425,000	418,538
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016		511,000	528,814
MOL Group Finance SA Company Guar. Notes 6.25% due 09/26/2019		625,000	642,187
Petrobras International Finance Co. Company Guar. Bonds 5.38% due 01/27/2021		400,000	396,955
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		350,000	186,375
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		900,000	749,250
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		542,000	494,575
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019		600,000	657,630
Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*		200,000	183,500
Sibur Securities, Ltd. Company Guar. Notes 3.91% due 01/31/2018*		310,000	302,638

			4,560,462

Oil Refining & Marketing — 0.0%
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	177,797

Paper & Related Products — 0.1%
Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022		500,000	474,783

Pastoral & Agricultural — 0.1%
MHP SA Company Guar. Notes 8.25% due 04/02/2020*		650,000	577,005

Petrochemicals — 0.1%
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*		559,000	531,050

Pipelines — 0.0%
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		200,000	211,750

Real Estate Operations & Development — 0.7%
Agile Property Holdings, Ltd. Company Guar. Notes 9.88% due 03/20/2017		350,000	387,625
China Overseas Finance Cayman II, Ltd. Company Guar. Notes 5.50% due 11/10/2020		300,000	310,249
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.25% due 04/04/2021*		200,000	198,500
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	191,500
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018		410,000	455,100
Kaisa Group Holdings, Ltd. Company Guar. Notes 10.25% due 01/08/2020		500,000	511,250
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*		1,325,000	1,311,750
Shimao Property Holdings, Ltd. Company Guar. Notes 6.63% due 01/14/2020		200,000	194,250

			3,560,224

Retail-Major Department Stores — 0.1%
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		500,000	455,370

Retail-Restaurants — 0.1%
Arcos Dorados Holdings, Inc. Company Guar. Notes 6.63% due 09/27/2023*		325,000	330,038

Satellite Telecom — 0.2%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*		1,105,000	1,185,112

Security Services — 0.2%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		1,111,000	1,119,333

Sovereign — 0.2%
Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*		950,000	783,750
Republic of Angola Via Northern Lights III BV Senior Notes 7.00% due 08/16/2019		250,000	270,313

			1,054,063

Special Purpose Entities — 0.1%
Cementos Progreso Trust Company Guar. Notes 7.13% due 11/06/2023*		200,000	202,750
Federal Grid Co. OJS via Federal Grid Finance, Ltd. Notes 8.45% due 03/13/2019	RUB	13,000,000	390,304
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(4)(5)(10)(12)		1,330,000	0

			593,054

Steel-Producers — 0.4%
ArcelorMittal Senior Notes 6.75% due 02/25/2022		943,000	1,025,512
ArcelorMittal Senior Notes 7.25% due 03/01/2041		695,000	663,725
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022*		200,000	193,250

			1,882,487

Sugar — 0.1%
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*	BRL	1,590,000	579,591

SupraNational Banks — 0.2%
International Bank for Reconstruction & Development Senior Notes 3.63% due 02/20/2018	NZD	750,000	587,861
North American Development Bank Senior Notes 2.30% due 10/10/2018		584,000	575,059

			1,162,920

Telecom Services — 0.6%
Altice Financing SA Company Guar. Notes 6.50% due 01/15/2022*		918,000	927,180
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*		900,000	956,250
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(8)(16)		1,075,710	1,132,185

			3,015,615

Telephone-Integrated — 0.6%
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	289,923
Oi SA Senior Notes 5.75% due 02/10/2022		600,000	552,000
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	575,000	219,349
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019		855,000	959,738
Telefonica Chile SA Senior Notes 3.88% due 10/12/2022		700,000	639,632
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023		321,000	316,534

			2,977,176

Television — 0.0%
Myriad International Holdings BV Company Guar. Notes 6.38% due 07/28/2017		200,000	222,750

Transport-Rail — 0.1%
Russian Railways via RZD Capital PLC Senior Notes 5.70% due 04/05/2022		400,000	406,800
Russian Railways via RZD Capital PLC Senior Notes 8.30% due 04/02/2019	RUB	11,000,000	331,094

			737,894

Transport-Services — 0.1%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		600,000	528,120

Total Foreign Corporate Bonds & Notes (cost $95,251,540)			90,245,777

FOREIGN GOVERNMENT AGENCIES — 17.3%
Electric-Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		527,000	528,787

Regional Authority — 0.1%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		612,000	634,001

Sovereign — 17.1%
Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020		830,000	788,500
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		530,000	439,900
Bolivarian Republic of Venezuela Senior Notes 9.00% due 05/07/2023		630,000	468,720
Bolivarian Republic of Venezuela Senior Notes 9.38% due 01/13/2034		368,000	272,872
Bolivarian Republic of Venezuela Senior Notes 11.75% due 10/21/2026		780,000	666,900
Bolivarian Republic of Venezuela Senior Notes 11.95% due 08/05/2031		1,038,000	884,376
Commonwealth of Jamaica Senior Notes 8.00% due 06/24/2019		260,000	251,550
Commonwealth of Jamaica Senior Notes 8.00% due 03/15/2039		250,000	210,625
Dominican Republic Senior Notes 5.88% due 04/18/2024*		370,000	353,350
Dominican Republic Senior Notes 5.88% due 04/18/2024		500,000	477,500
Dominican Republic Senior Notes 6.60% due 01/28/2024*		260,000	261,300
Dominican Republic Senior Notes 7.50% due 05/06/2021		575,000	623,875
Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	648,000
Federative Republic of Brazil Senior Notes 2.63% due 01/05/2023		822,000	706,920
Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025		282,000	268,605
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		750,000	791,250
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		406,000	393,820
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037		37,000	42,365
Federative Republic of Brazil Senior Notes 10.25% due 01/10/2028	BRL	2,000,000	820,176
Gabonese Republic Bonds 6.38% due 12/12/2024*		1,140,000	1,142,850
Government of Canada Senior Notes 0.88% due 02/14/2017		527,000	527,009
Government of Canada Bonds 4.25% due 06/01/2018	CAD	200,000	207,428
Government of Canada Bonds 5.75% due 06/01/2029	CAD	2,105,000	2,632,731
Government of Malaysia Senior Notes 3.31% due 10/31/2017	MYR	7,100,000	2,140,238
Government of New Zealand Senior Notes 6.00% due 04/15/2015	NZD	3,030,000	2,578,316
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*		821,000	846,861
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022*		598,000	553,150
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	7,620,000	1,337,988
Lebanese Republic Notes 4.00% due 12/31/2017		610,000	597,800
Lebanese Republic Senior Notes 8.25% due 04/12/2021		500,000	556,750
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024		323,000	323,000
Plurinational State of Bolivia Senior Notes 4.88% due 10/29/2022		644,000	613,410
Plurinational State of Bolivia Senior Notes 5.95% due 08/22/2023*		280,000	275,800
Plurinational State of Bolivia Senior Notes 5.95% due 08/22/2023		570,000	561,450
Republic of Argentina Senior Notes 2.50% due 12/31/2038(3)		1,144,761	466,490
Republic of Argentina Senior Notes 8.28% due 12/31/2033		2,002,220	1,510,118
Republic of Argentina Senior Notes 8.75% due 06/02/2017		135,000	122,513
Republic of Armenia Senior Notes 6.00% due 09/30/2020*		323,000	320,578
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	310,000	510,161
Republic of Belarus Senior Notes 8.75% due 08/03/2015		575,000	580,750
Republic of Belarus Senior Notes 8.95% due 01/26/2018		550,000	551,375
Republic of Belize Senior Notes 5.00% due 02/20/2038(3)		614,000	385,285
Republic of Bulgaria Senior Notes 8.25% due 01/15/2015		1,105,000	1,187,985
Republic of Colombia Senior Notes 2.63% due 03/15/2023		200,000	175,200
Republic of Colombia Senior Notes 4.00% due 02/26/2024		576,000	555,264
Republic of Colombia Senior Notes 4.38% due 07/12/2021		1,650,000	1,699,500
Republic of Colombia Senior Notes 7.38% due 03/18/2019		150,000	180,300
Republic of Colombia Senior Notes 8.25% due 12/22/2014		912,000	971,280
Republic of Colombia Senior Notes 9.85% due 06/28/2027	COP	1,200,000,000	778,943
Republic of Croatia Notes 5.50% due 04/04/2023*		426,000	414,285
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		700,000	677,250
Republic of Gabon Bonds 8.20% due 12/12/2017		614,000	710,705
Republic of Ghana Notes 7.88% due 08/07/2023*		473,000	445,802
Republic of Honduras Senior Notes 7.50% due 03/15/2024		608,000	554,800
Republic of Honduras Senior Notes 8.75% due 12/16/2020*		400,000	403,000
Republic of Hungary Senior Notes 4.13% due 02/19/2018		70,000	70,770
Republic of Hungary Senior Notes 5.75% due 11/22/2023		1,070,000	1,075,350
Republic of Hungary Bonds 6.75% due 10/22/2028	HUF	80,000,000	385,859
Republic of Hungary Senior Notes 7.63% due 03/29/2041		752,000	822,499
Republic of Indonesia Senior Notes 3.75% due 04/25/2022		350,000	315,438
Republic of Indonesia Bonds 5.25% due 01/17/2042		700,000	600,250
Republic of Indonesia Bonds 6.63% due 02/17/2037		117,000	118,053
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	850,000	1,278,643
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	1,640,000	2,465,822
Republic of Ivory Coast Senior Notes 7.10% due 12/31/2032(3)		700,000	624,750
Republic of Lithuania Senior Notes 5.13% due 09/14/2017		100,000	109,375
Republic of Lithuania Senior Notes 6.75% due 01/15/2015		429,000	453,240
Republic of Namibia Notes 5.50% due 11/03/2021		600,000	612,000
Republic of Panama Senior Notes 4.30% due 04/29/2053		630,000	477,225
Republic of Panama Bonds 5.20% due 01/30/2020		140,000	152,425
Republic of Peru Senior Notes 7.13% due 03/30/2019		245,000	296,144
Republic of Peru Senior Notes 8.20% due 08/12/2026	PEN	2,700,000	1,132,538
Republic of Peru Senior Notes 8.38% due 05/03/2016		514,000	594,441
Republic of Poland Senior Notes 3.00% due 03/17/2023		1,847,000	1,681,694
Republic of Poland Senior Notes 3.88% due 07/16/2015		133,000	139,158
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	5,100,000	1,642,743
Republic of Poland Bonds 4.75% due 04/25/2017	PLN	2,900,000	1,001,208
Republic of Poland Senior Notes 5.00% due 03/23/2022		645,000	689,344
Republic of Poland Senior Notes 5.13% due 04/21/2021		540,000	586,575
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	3,750,000	1,331,244
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	3,000,000	1,074,435
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	1,200,000	438,236
Republic of Singapore Senior Notes 2.25% due 06/01/2021	SGD	800,000	630,662
Republic of Slovenia Senior Notes 4.75% due 05/10/2018*		430,000	440,750
Republic of Slovenia Bonds 5.85% due 05/10/2023*		440,000	446,600
Republic of South Africa Senior Notes 4.67% due 01/17/2024		1,368,000	1,308,150
Republic of South Africa Senior Notes 5.88% due 05/30/2022		200,000	214,250
Republic of South Africa Senior Notes 5.88% due 09/16/2025		250,000	260,000
Republic of South Africa Senior Notes 6.25% due 03/08/2041		612,000	634,216
Republic of South Africa Bonds 7.00% due 02/28/2031	ZAR	4,600,000	365,632
Republic of South Africa Bonds 8.25% due 09/15/2017	ZAR	13,500,000	1,341,928
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	6,700,000	752,624
Republic of South Africa Bonds 13.50% due 09/15/2015	ZAR	3,800,000	404,557
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*		200,000	187,000
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		1,400,000	1,452,500
Republic of the Philippines Senior Notes 6.50% due 01/20/2020		865,000	1,016,375
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		263,000	346,174
Republic of the Philippines Senior Notes 9.38% due 01/18/2017		215,000	262,569
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		411,000	630,371
Republic of Trinidad & Tobago Notes 4.38% due 01/16/2024*		300,000	307,950
Republic of Turkey Senior Notes 3.25% due 03/23/2023		670,000	551,075
Republic of Turkey Bonds 4.88% due 04/16/2043		530,000	405,715
Republic of Turkey Bonds 6.00% due 01/14/2041		1,340,000	1,176,520
Republic of Turkey Senior Notes 6.75% due 05/30/2040		255,000	246,585
Republic of Turkey Senior Notes 6.88% due 03/17/2036		1,240,000	1,216,440
Republic of Turkey Bonds 9.00% due 01/27/2016	TRY	1,900,000	868,129
Republic of Turkey Bonds 9.50% due 01/12/2022	TRY	950,000	425,576
Republic of Ukraine Bonds 6.75% due 11/14/2017		300,000	276,000
Republic of Ukraine Bonds 7.50% due 04/17/2023		1,034,000	925,947
Republic of Ukraine Senior Notes 7.80% due 11/28/2022		1,186,000	1,072,144
Republic of Ukraine Senior Notes 7.95% due 02/23/2021		460,000	424,350
Republic of Zambia Notes 5.38% due 09/20/2022		410,000	354,650
Russian Federation Senior Notes 3.50% due 01/16/2019*		400,000	406,200
Russian Federation Senior Notes 3.63% due 04/29/2015		700,000	722,750
Russian Federation Senior Notes 4.50% due 04/04/2022		600,000	607,500
Russian Federation Senior Notes 4.88% due 09/16/2023*		600,000	606,000
Russian Federation Senior Notes 5.63% due 04/04/2042		400,000	398,000
Russian Federation Senior Notes 5.88% due 09/16/2043*		600,000	609,900
Russian Federation Senior Notes 7.50% due 03/31/2030(3)		1,528,670	1,781,206
Russian Federation Bonds 7.85% due 03/10/2018	RUB	40,000,000	1,253,474
United Mexican States Senior Notes 2.75% due 04/22/2023	EUR	200,000	265,345
United Mexican States Senior Notes 3.63% due 03/15/2022		230,000	230,000
United Mexican States Senior Notes 4.75% due 03/08/2044		788,000	710,185
United Mexican States Senior Notes 5.75% due 10/12/2049		674,000	623,450
United Mexican States Bonds 8.50% due 12/13/2018	MXN	10,400,000	900,509
United Mexican States Bonds 10.00% due 12/05/2024	MXN	8,000,000	782,397
United Mexican States Bonds 10.00% due 11/20/2036	MXN	4,200,000	408,533

			86,887,316

Total Foreign Government Agencies
(cost $91,671,750)			88,050,104

FOREIGN GOVERNMENT TREASURIES — 1.3%
Sovereign — 1.3%
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	2,100,000	3,177,004
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	1,720,000	3,247,699

Total Foreign Government Treasuries
(cost $6,358,416)			6,424,703

U.S. GOVERNMENT AGENCIES — 4.1%
Federal Home Loan Mtg. Corp. — 1.3%
2.50% due 01/01/2028		455,555	452,193
3.00% due 08/01/2043		1,305,060	1,237,928
3.50% due 03/01/2042		543,582	539,965
3.50% due 04/01/2042		557,089	553,382
3.50% due 09/01/2043		584,110	580,524
4.00% due 09/01/2040		462,780	475,581
4.50% due 02/01/2020		29,381	31,147
4.50% due 08/01/2020		47,850	50,745
4.50% due 01/01/2039		63,049	66,697
5.00% due 02/01/2034		63,313	68,535
5.00% due 05/01/2034		75,920	83,290
5.00% due 03/01/2039		141,247	152,585
5.00% due 07/01/2040		439,578	474,604
5.50% due 05/01/2037		184,150	201,715
6.00% due 03/01/2040		159,135	175,670
6.50% due 05/01/2029		1,755	1,954
6.50% due 02/01/2035		56,431	62,803
6.50% due 11/01/2037		657,929	731,104
Federal Home Loan Mtg. Corp. REMIC
Series 41, Class F
10.00% due 05/15/2020(1)		1,179	1,221
Series 1103, Class N IO
11.57% due 06/15/2021(1)(9)		1,328	261
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.63% due 09/15/2039(1)(9)		4,138,604	633,063

			6,574,967

Federal National Mtg. Assoc. — 2.6%
3.00% due 10/01/2027		467,747	478,219
3.00% due 11/01/2027		581,075	593,718
3.00% due 03/01/2042		81,502	77,459
3.00% due 05/01/2043		1,172,404	1,114,232
3.50% due 08/01/2027		362,900	379,784
3.50% due 08/01/2043		1,246,181	1,239,244
4.00% due 04/01/2039		309,138	318,368
4.00% due 06/01/2039		587,206	607,038
4.00% due 09/01/2040		881,587	907,973
4.00% due 10/01/2040		646,791	666,094
4.00% due 11/01/2041		768,373	791,495
4.50% due 06/01/2019		61,944	65,942
4.50% due 11/01/2022		130,829	139,512
4.50% due 06/01/2023		60,197	64,159
4.50% due 01/01/2039		681,942	722,067
4.50% due 07/01/2040		1,190,327	1,276,829
4.50% due 08/01/2040		822,313	876,389
5.00% due 06/01/2019		42,022	45,003
5.00% due 01/01/2023		27,985	30,220
5.00% due 03/01/2034		60,410	65,615
5.00% due 05/01/2035		38,345	41,601
5.00% due 02/01/2036		332,844	361,239
5.00% due 05/01/2040		223,374	243,150
5.00% due 07/01/2040		592,928	644,535
5.50% due 06/01/2038		94,438	104,175
6.00% due 02/01/2032		5,861	6,489
6.00% due 05/01/2034		4,274	4,800
6.00% due 10/01/2034		48,838	54,835
6.00% due 10/01/2037		49,276	54,513
6.50% due 02/01/2035		30,432	33,881
6.50% due 09/01/2037		176,700	196,803
6.50% due 10/01/2037		124,248	138,665
6.50% due 10/01/2038		404,581	450,136
6.50% due 02/01/2039		65,346	72,557
7.50% due 01/01/2030		1,584	1,648
7.50% due 09/01/2030		1,543	1,620
8.00% due 11/01/2028		7,196	8,161
13.00% due 11/15/2015		12	12
Federal National Mtg. Assoc. REMIC
Series 2011-117, Class MA
2.00% due 08/25/2040(1)		183,618	180,951
Series 1989-2, Class D
8.80% due 01/25/2019(1)		10,748	11,948
Series 1989-17, Class E
10.40% due 04/25/2019(1)		5	5

			13,071,084

Sovereign Agency — 0.2%
Tennessee Valley Authority
Senior Notes 1.75% due 10/15/2018		335,000	332,919
Senior Notes 3.50% due 12/15/2042		819,000	645,669

			978,588

Total U.S. Government Agencies
(cost $20,089,993)			20,624,639

U.S. GOVERNMENT TREASURIES — 1.0%
United States Treasury Bonds — 0.0%
3.13% due 02/15/2043		400	343

United States Treasury Notes — 1.0%
0.13% due 04/15/2018 TIPS(17)		1,298,377	1,324,243
0.25% due 10/31/2015		217,000	216,695
0.63% due 05/31/2017		105,000	103,630
0.75% due 10/31/2017		26,000	25,529
1.00% due 10/31/2016		2,000,000	2,015,156
1.00% due 03/31/2017		242,000	242,529
1.50% due 07/31/2016		1,000,000	1,022,812

			4,950,594

Total U.S. Government Treasuries
(cost $5,022,745)			4,950,937

LOANS (4)(13)(14) — 1.6%
Casino Hotels — 0.3%
Tropicana Entertainment, Inc. BTL 7.50% due 03/16/2018		982,538	986,632
Twin River Management Group, Inc. BTL 5.25% due 09/27/2018		270,916	274,641

			1,261,273

Computer Software — 0.3%
Vertafore, Inc. Ist Lien 4.25% due 10/03/2019		1,460,927	1,473,101

Electric-Distribution — 0.3%
Cedar Bay Generating Company LP BTL 6.25% due 04/15/2020		1,566,173	1,578,572

Gambling (Non-Hotel) — 0.1%
Northfield Park Assoc. LLC 1st Lien 9.00% due 10/23/2018		262,500	267,094

Medical-Drugs — 0.4%
Auxilium Pharmaceuticals, Inc. BTL B 6.25% due 04/26/2017		2,042,463	2,073,100
Triax Pharmaceuticals LLC Escrow Loans 16.50% due 08/30/2011†(5)		1,720,938	0

			2,073,100

Medical-Hospitals — 0.0%
Ardent Health Services, Inc. BTL 6.75% due 03/15/2018		237,600	238,887

Oil Companies-Exploration & Production — 0.1%
Sabine Oil & Gas, LLC BTL 8.75% due 12/31/2018		647,315	654,058

Printing-Commercial — 0.1%
Cenveo Corp. BTL B 6.25% due 02/13/2017		665,513	670,505

Total Loans
(cost $8,105,394)			8,216,590

MUNICIPAL BONDS & NOTES — 0.3%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111		616,000	533,012
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062		725,000	617,613
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051		353,000	330,288

Total Municipal Bonds & Notes
(cost $1,687,933)			1,480,913

COMMON STOCK — 0.0%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(4)(5)(15) (cost $0)		128,418	0

PREFERRED SECURITIES — 0.4%
Banks-Commercial — 0.1%
Zions Bancorporation FRS Series G 6.30%		21,275	495,495

Diversified Banking Institutions — 0.2%
Citigroup, Inc. Series J 7.13%		31,375	813,867

Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%		12,300	238,005

Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%		11,300	101,361

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC Class C†(4)(5)		39,177	0

Telecom Services — 0.1%
Qwest Corp. 6.13%		23,325	442,009

Total Preferred Securities
(cost $2,381,272)			2,090,737

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.7%
Banks-Commercial — 0.1%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(6)		481,000	437,710

Banks-Super Regional — 0.1%
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(6)		235,000	262,025
Wells Fargo Capital X 5.95% due 12/01/2086		223,000	218,875

			480,900

Diversified Banking Institutions — 1.0%
BAC Capital Trust XIII FRS Series F 4.00% due 02/12/2014(6)		1,070,000	791,800
Barclays PLC VRS 8.25% due 12/15/2018(6)		652,000	673,190
Credit Suisse Group AG 7.50% due 12/11/2023*(6)		1,012,000	1,068,925
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(6)		1,427,000	1,280,732
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/13/2018(6)		304,000	335,160
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077		140,000	100,800
Societe Generale SA 7.88% due 12/18/2023*(6)		1,112,000	1,119,784

			5,370,391

Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS Series C 5.25% due 06/15/2023(6)		500,000	470,000

Electric-Integrated — 0.1%
Enel SpA VRS 8.75% due 09/24/2073*		536,000	582,829

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)		222,000	22

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		547,000	509,394

Financial Guarantee Insurance — 0.3%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*		1,880,000	1,475,800

Food-Dairy Products — 0.3%
Land O’ Lakes Capital Trust I 7.45% due 03/15/2028*		1,450,000	1,392,000

Insurance-Life/Health — 0.3%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		1,488,000	1,458,240

Insurance-Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066		633,000	650,408

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053		865,000	910,412

Total Preferred Securities/Capital Securities
(cost $13,282,599)			13,738,106

WARRANTS†— 0.0%
Oil-Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021*		2,031	20

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(4)(5)(18)		330	91,740
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(4)(5)(18)		325	90,350

			182,090

Total Warrants
(cost $57,960)			182,110

TOTAL INVESTMENTS
(cost $503,959,461)(21)		97.8%	496,712,179
Other assets less liabilities		2.2	11,344,943

NET ASSETS		100.0%	$508,057,122

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2013, the aggregate value of these securities was $147,870,016 representing 29.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)	Commercial Mortgage Backed Security

(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(4)	Illiquid security. At December 31, 2013, the aggregate value of these securities was $8,670,069 representing 1.7% of net assets.

(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(6)	Perpetual maturity— maturity date reflects the next call date.

(7)	Security in default of interest and principal at maturity.

(8)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities or cash at the discretion of the issuer.

(9)	Interest Only

(10)	Security in default of interest

(11)	Company has filed for Chapter 11 bankruptcy protection.

(12)	Company has filed for bankruptcy protection in country of issuance.

(13)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(14)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	Consists of more than one type of securities traded together as a unit.

(16)	Security currently paying interest/dividends in the form of additional securities.

(17)	Principal amount of security is adjusted for inflation.

(18)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2013, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ION Media Networks, Inc
Expires 12/18/2016
(Strike Price $0.01)
Warrants	3/15/2011	330	$0	$91,740	$278.00	0.02%
ION Media Networks, Inc
Expires 12/18/2016
(Strike Price $0.01)
Warrants	3/15/2011	325	0	90,350	278.00	0.02

				$182,090		0.04%

(19)	Security in default of principal and interest at maturity.
(20)	Company has filed for Chapter 7 bankruptcy.
(21)	See Note 3 for cost of investments on a tax basis.

REMIC— Real Estate Mortgage Investment Conduit

BTL — Bank Term Loan

TIPS — Treasury Inflation Protected Security

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at December 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

BRL — Brazilian Real

CAD — Canadian Dollar

COP — Columbian Peso

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Nuevo Sol

PLN — Polish Zloty

RUB — Russian Ruble

SGD — Singapore Dollar

TRY — New Turkish Lira

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013 (see note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$5,335,056	$242,355	$5,577,411
U.S. Corporate Bonds & Notes:
Electric-Generation	—	—	308,006	308,006
Gambling (Non-Hotel)	—	—	271,179	271,179
Non-Ferrous Metals	—	—	0	0
Oil Companies - Exploration and Production	—	28,329,372	—	28,329,372
Recycling	—	—	124	124
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	226,221,471	—	226,221,471
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	481,250	0	481,250
Special Purpose Entities	—	593,054	0	593,054
Other Industries*	—	89,171,473	—	89,171,473
Foreign Government Agencies:
Sovereign	—	86,887,316	—	86,887,316
Other Foreign Government Agencies*	—	1,162,788	—	1,162,788
Foreign Governement Treasuries	—	6,424,703	—	6,424,703
U.S. Government Agencies	—	20,624,639	—	20,624,639
U.S. Government Treasuries	—	4,950,937	—	4,950,937
Loans:
Medical-Drugs	—	2,073,100	0	2,073,100
Other Industries*	—	6,143,490	—	6,143,490
Municipal Bond & Notes	—	1,480,913	—	1,480,913
Common Stocks	—	—	0	0
Perferred Securities:
Medical-Drugs	—	—	0	0
Other Industries*	2,090,737	—	—	2,090,737
Perferred Securities/Capital Securities	—	13,738,106	—	13,738,106
Warrants:
Oil-Field Services	—	20	—	20
Television	—	—	182,090	182,090

Total	$2,090,737	$493,617,688	$1,003,754	$496,712,179

* Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (unaudited)

Security Description	Principal Amount/Shares	Value (Note 1)
CONVERTIBLE BONDS & NOTES — 1.2%
Building-Residential/Commercial — 0.1%
M/I Homes, Inc. Company Guar. Notes 3.00% due 03/01/2018	$116,000	$128,470

Electronic Components-Semiconductors — 0.2%
ON Semiconductor Corp. Company Guar. Notes 2.63% due 12/15/2026	187,000	205,583

Medical-Biomedical/Gene — 0.6%
Cubist Pharmaceuticals, Inc. Senior Notes 1.13% due 09/01/2018*	122,000	140,376
Cubist Pharmaceuticals, Inc. Senior Notes 1.88% due 09/01/2020*	170,000	194,331
Exelixis, Inc. Senior Sub. Notes 4.25% due 08/15/2019	255,000	312,216

		646,923

Medical-Drugs — 0.0%
Savient Pharmaceuticals, Inc. Senior Notes 4.75% due 02/01/2018(1)	745,000	8,381

Oil Companies-Exploration & Production — 0.3%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	385,000	340,485

Total Convertible Bonds & Notes (cost $1,680,852)		1,329,842

U.S. CORPORATE BONDS & NOTES — 74.2%
Aerospace/Defense-Equipment — 0.8%
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	815,000	894,462

Agricultural Operations — 0.2%
American Rock Salt Co., LLC/American Rock Capital Corp. Sec. Notes 8.25% due 05/01/2018*	191,000	192,433

Applications Software — 0.6%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	550,000	635,250

Auto/Truck Parts & Equipment-Original — 0.2%
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/2017*	155,000	177,863

Banks-Commercial — 1.1%
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	406,000	435,435

CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	275,000	292,187
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	430,000	461,175

		1,188,797

Banks-Mortgage — 0.6%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	650,000	646,750

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	145,000	135,213

Broadcast Services/Program — 0.4%
Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020	465,000	497,550

Building & Construction Products-Misc. — 0.8%
Associated Materials LLC/AMH New Finance, Inc. Senior Sec. Notes 9.13% due 11/01/2017	205,000	218,838
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	560,000	620,200
Ply Gem Industries, Inc. Company Guar. Notes 9.38% due 04/15/2017	39,000	42,120

		881,158

Building & Construction-Misc. — 0.1%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	85,000	82,025

Building-Residential/Commercial — 2.5%
K Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*	341,000	374,247
KB Home Company Guar. Notes 7.00% due 12/15/2021	165,000	172,013
KB Home Company Guar. Notes 7.50% due 09/15/2022	345,000	363,112
KB Home Company Guar. Notes 8.00% due 03/15/2020	681,000	752,505
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022(2)	890,000	825,475
Pulte Group, Inc. Company Guar. Notes 6.38% due 05/15/2033	135,000	122,175
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	175,000	166,250

		2,775,777

Cable/Satellite TV — 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	165,000	154,069
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	580,000	597,400
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	365,000	395,113
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	520,000	484,900
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	1,820,000	1,929,200
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	160,000	183,200
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*	485,000	537,137

		4,281,019

Casino Hotels — 0.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Notes 5.38% due 03/15/2022	270,000	272,700

Casino Services — 0.6%
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	620,000	641,700
Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/2013†(3)(4)	489,000	0

		641,700

Cellular Telecom — 7.3%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	645,000	683,700
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/2018	345,000	370,444
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/2021	520,000	213,200
NII Capital Corp. Company Guar. Notes 8.88% due 12/15/2019	135,000	58,050
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021*	1,255,000	1,347,556
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023*	1,170,000	1,257,750
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	395,000	440,425
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	910,000	1,096,550
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	1,000,000	1,092,500
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018*	65,000	68,413
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	85,000	86,488
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	450,000	478,125
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	125,000	126,562
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	185,000	194,712
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	520,000	542,100
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	70,000	72,625

		8,129,200

Chemicals-Diversified — 0.3%
Momentive Performance Materials, Inc. Senior Sec. Notes 8.88% due 10/15/2020	275,000	289,438

Chemicals-Plastics — 0.9%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	230,000	235,750
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	390,000	405,112
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	355,000	354,113

		994,975

Chemicals-Specialty — 0.6%
Ferro Corp. Senior Notes 7.88% due 08/15/2018	675,000	712,125

Commercial Services — 1.2%
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	500,000	557,500
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020	740,000	733,525

		1,291,025

Computer Services — 0.9%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	355,000	372,750
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/2018	316,000	334,565

SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	275,000	299,750

		1,007,065

Containers-Paper/Plastic — 0.4%
BOE Intermediate Holding Corp. Senior Notes 9.00% due 11/01/2017*(5)(6)	444,337	463,221

Data Processing/Management — 3.1%
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	1,115,000	1,190,262
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	1,844,000	1,961,555
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(5)	285,000	304,238

		3,456,055

Diagnostic Kits — 0.6%
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	600,000	613,500

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	115,000	115,575

Diversified Banking Institutions — 0.6%
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	270,000	318,600
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	270,000	323,663

		642,263

Diversified Financial Services — 0.4%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	580,000	485,750

Diversified Manufacturing Operations — 0.7%
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	675,000	775,406

E-Commerce/Services — 0.0%
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	59,000	55,018

Electric-Generation — 1.1%
AES Corp. Senior Notes 8.00% due 10/15/2017	1,060,000	1,245,500

Electric-Integrated — 0.5%
DPL, Inc. Senior Notes 7.25% due 10/15/2021	300,000	303,750
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*	295,000	216,825

		520,575

Electronic Components-Semiconductors — 0.6%
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	325,000	329,063
Freescale Semiconductor, Inc. Company Guar. Notes 8.05% due 02/01/2020	305,000	327,875

		656,938

Enterprise Software/Service — 0.8%
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	426,000	479,250
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018	394,000	454,085

		933,335

Entertainment Software — 1.2%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	1,325,000	1,371,375

Finance-Consumer Loans — 1.5%
SLM Corp. Senior Notes 8.00% due 03/25/2020	211,000	238,957
SLM Corp. Senior Notes 8.45% due 06/15/2018	484,000	563,860
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	785,000	836,025

		1,638,842

Finance-Mortgage Loan/Banker — 0.3%
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp. Senior Notes 7.38% due 10/01/2017	300,000	315,000

Finance-Other Services — 1.2%
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	770,000	783,475
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	610,000	581,025

		1,364,500

Food-Misc./Diversified — 1.4%
ARAMARK Corp. Company Guar. Notes 5.75% due 03/15/2020*	985,000	1,029,325
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021*	565,000	533,925

		1,563,250

Funeral Services & Related Items — 1.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022*	180,000	182,250
Service Corp. International Senior Notes 7.63% due 10/01/2018	802,000	922,300

		1,104,550

Gambling (Non-Hotel) — 0.4%
Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020	395,000	421,663

Internet Connectivity Services — 0.2%
Zayo Group LLC/Zayo Capital, Inc. Senior Sec. Notes 8.13% due 01/01/2020	135,000	147,825
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020	95,000	109,488

		257,313

Investment Management/Advisor Services — 1.5%
Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*	970,000	970,000
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	675,000	676,687

		1,646,687

Machinery-Farming — 0.8%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	710,000	837,800

Medical Information Systems — 0.9%
IMS Health, Inc. Senior Notes 12.50% due 03/01/2018*	840,000	993,300

Medical Products — 0.9%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	275,000	288,750
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	745,000	767,350

		1,056,100

Medical-Drugs — 1.2%
Pinnacle Merger Sub, Inc. Senior Notes 9.50% due 10/01/2023*	540,000	575,100
Salix Pharmaceuticals, Ltd. Company Guar. Notes 6.00% due 01/15/2021*	690,000	707,250

		1,282,350

Medical-HMO — 0.2%
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	270,000	276,075

Medical-Hospitals — 4.7%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	405,000	418,163
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	360,000	376,650
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	2,030,000	2,230,462

HCA, Inc. Senior Notes 7.50% due 11/15/2095	380,000	328,700
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/2020	550,000	590,563
Health Management Associates, Inc. Company Guar. Notes 7.38% due 01/15/2020	555,000	620,906
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	605,000	651,887

		5,217,331

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(3)(4)	2,150,000	0

Non-Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	320,000	328,000

Office Automation & Equipment — 0.9%
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	941,000	1,039,805

Oil Companies-Exploration & Production — 5.1%
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021*	130,000	131,300
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020	350,000	367,500
Antero Resources Finance Corp. Company Guar. Notes 7.25% due 08/01/2019	202,000	217,150
Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021	425,000	445,187
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	165,000	171,394
Diamondback Energy, Inc. Company Guar. Notes 7.63% due 10/01/2021*	350,000	369,250
Endeavour International Corp. Senior Sec. Notes 12.00% due 03/01/2018	805,000	827,137
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020	964,000	1,112,215
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	50,000	53,813
EPE Holdings LLC/EP Energy Bond Co., Inc. Senior Notes 8.88% due 12/15/2017*(5)(6)	294,076	302,163
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	355,000	384,287

Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	365,000	364,088
Rosetta Resources, Inc. Company Guar. Notes 5.88% due 06/01/2022	430,000	426,775
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/2018	505,000	540,350

		5,712,609

Pipelines — 2.2%
El Paso LLC Senior Sec. Notes 6.50% due 09/15/2020	545,000	584,415
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	785,000	887,550
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	571,000	640,948
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	310,000	339,693

		2,452,606

Publishing-Newspapers — 0.9%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	990,000	1,029,600

Racetracks — 0.5%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.38% due 11/01/2018*	85,000	86,912
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	345,000	345,000
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023*	85,000	83,513

		515,425

Radio — 0.6%
Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*	175,000	165,375
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	490,000	443,450
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	70,000	70,700

		679,525

Real Estate Management/Services — 0.9%
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	590,000	567,137
Realogy Group LLC Senior Sec. Notes 7.63% due 01/15/2020*	418,000	469,205

		1,036,342

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(3)(4)	2,145,000	81

Rental Auto/Equipment — 0.3%
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	215,000	222,794
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	140,000	144,550

		367,344

Retail-Arts & Crafts — 0.9%
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018	905,000	981,925

Retail-Discount — 0.6%
99 Cents Only Stores Company Guar. Notes 11.00% due 12/15/2019	595,000	675,325

Retail-Home Furnishings — 0.6%
GRD Holdings III Corp. Senior Sec. Notes 10.75% due 06/01/2019*	585,000	637,650

Retail-Leisure Products — 0.8%
Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020	210,000	235,200
PC Nextco Holdings LLC/PC Nextco Finance, Inc. Senior Notes 8.75% due 08/15/2019*(5)	640,000	656,800

		892,000

Retail-Propane Distribution — 1.2%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	240,000	262,200
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	425,000	461,125
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	442,000	450,840
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022*	110,000	111,650

		1,285,815

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(3)(4)(7)(15)	550,000	0

Satellite Telecom — 0.5%
DigitalGlobe, Inc. Company Guar. Notes 5.25% due 02/01/2021*	575,000	560,625

Shipbuilding — 0.8%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	455,000	491,400

Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	361,000	396,197

		887,597

Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020	20,000	19,950
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	60,000	60,150

		80,100

Telecom Services — 0.1%
Level 3 Communications, Inc. Senior Notes 8.88% due 06/01/2019	90,000	98,325

Telecommunication Equipment — 1.0%
Alcatel-Lucent USA, Inc. Senior Notes 6.45% due 03/15/2029	470,000	415,950
Alcatel-Lucent USA, Inc. Senior Notes 6.50% due 01/15/2028	160,000	140,000
Alcatel-Lucent USA, Inc. Company Guar. Notes 6.75% due 11/15/2020*	525,000	545,344

		1,101,294

Telephone-Integrated — 2.4%
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021*	105,000	106,050
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	149,000	157,940
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	66,000	72,270
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	1,075,000	1,204,000
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	145,000	135,575
Windstream Corp. Company Guar. Notes 7.75% due 10/15/2020	930,000	986,962

		2,662,797

Television — 1.5%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	1,045,000	1,110,312
Univision Communications, Inc. Senior Sec. Notes 6.75% due 09/15/2022*	520,000	569,400

		1,679,712

Theaters — 1.8%
AMC Entertainment, Inc. Company Guar. Notes 8.75% due 06/01/2019	540,000	577,125
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	520,000	594,750
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	235,000	220,900
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	105,000	101,588
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/2019	325,000	348,562
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	78,000	73,515
Regal Entertainment Group Senior Notes 9.13% due 08/15/2018	125,000	135,625

		2,052,065

Web Hosting/Design — 0.6%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	35,000	34,825
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	200,000	195,500
Equinix, Inc. Senior Notes 7.00% due 07/15/2021	350,000	382,375

		612,700

Total U.S. Corporate Bonds & Notes (cost $82,341,765)		82,405,064

FOREIGN CONVERTIBLE BONDS & NOTES — 0.3%
Building Products-Cement — 0.3%
Cemex SAB de CV Sub. Notes 3.75% due 03/15/2018 (cost $322,711)	240,000	325,500

FOREIGN CORPORATE BONDS & NOTES — 10.8%
Cable/Satellite TV — 1.1%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	490,000	526,750
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	780,000	756,600

		1,283,350

Cellular Telecom — 0.4%
NII International Telecom SCA Company Guar. Notes 7.88% due 08/15/2019*	550,000	415,250

Chemicals-Diversified — 1.4%
INEOS Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	210,000	230,212
INEOS Group Holdings SA Company Guar. Notes 6.13% due 08/15/2018*	1,305,000	1,311,525

		1,541,737

Containers-Metal/Glass — 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	290,000	292,900

Diversified Banking Institutions — 0.3%
UBS AG Sub. Notes 7.63% due 08/17/2022	320,000	366,501

Engineering/R&D Services — 0.4%
Abengoa Finance SAU Company Guar. Notes 7.75% due 02/01/2020*	395,000	406,850

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(3)(4)(7)	4,460,000	0

Metal Processors & Fabrication — 0.0%
International Utility Structures Escrow Notes 10.75% due 02/01/2007†(3)(4)	2,150,000	0

Oil & Gas Drilling — 0.5%
Seadrill, Ltd. Senior Notes 5.63% due 09/15/2017*	495,000	512,325

Oil Companies-Exploration & Production — 1.0%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	640,000	700,800
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*	375,000	380,625

		1,081,425

Paper & Related Products — 0.3%
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/2020*	358,000	391,563

Satellite Telecom — 1.7%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	900,000	972,000
Intelsat Luxembourg SA Company Guar. Notes 6.75% due 06/01/2018*	85,000	90,313
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	805,000	863,362

		1,925,675

Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 3.75% due 06/01/2018*	275,000	277,063

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(3)(4)(8)(9)	1,025,000	0

Telecom Services — 2.3%
Altice Financing SA Senior Sec. Notes 7.88% due 12/15/2019*	350,000	380,625
Altice Finco SA Company Guar. Notes 9.88% due 12/15/2020*	255,000	286,875
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*	650,000	690,625
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/2018*	640,000	673,600
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/2017*	510,000	542,512

		2,574,237

Telephone-Integrated — 0.5%
Softbank Corp. Company Guar. Notes 4.50% due 04/15/2020*	545,000	531,375

Television — 0.4%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	405,000	395,887

Total Foreign Corporate Bonds & Notes (cost $17,245,497)		11,996,138

LOANS(4)(10)(11) — 5.6%
Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loan 9.36% due 03/01/2011†(3)	1,200,000	0

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loan 12.25% due 08/15/2013†(3)	2,037,810	0

Coal — 0.5%
Arch Coal, Inc. BTL 2nd Lien 5.75% due 05/16/2018	528,315	522,107

Diversified Operations/Commercial Services — 0.3%
Pacific Industrial Services BTL 4.25% due 10/02/2018	299,250	304,207

Electric-Integrated — 1.0%
Texas Competitive Electric Holdings Co. LLC BTL 4.71% due 10/10/2014	1,622,835	1,120,973

Electronic Components-Semiconductors — 0.4%
Freescale Semiconductor, Inc. BTL 3.75% due 01/15/2021	435,000	440,662

Independent Power Producers — 0.1%
Calpine Corp. BTL 3.00% due 10/31/2020	110,000	110,867

Insurance-Property/Casualty — 0.4%
Asurion LLC BTL 3.50% due 07/08/2020	482,575	474,583

Machinery-General Industrial — 0.6%

Gardner Denver, Inc. BTL 4.25% due 07/30/2020	638,400	640,395

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC Escrow Loans 16.50% due 08/30/2011†(3)	1,720,938	0

Metal Processors & Fabrication — 1.1%
Crosby Worldwide, Ltd. BTL 4.00% due 11/23/2020	465,000	466,937
Rexnord LLC BTL 4.00% due 08/21/2020	795,000	797,813

		1,264,750

Publishing-Newspapers — 0.6%
Tribune Co. BTL 1.00% due 06/04/2014	610,000	608,157

Retail-Regional Department Stores — 0.6%
JC Penney Corp., Inc. BTL 6.00% due 05/22/2018	294,263	287,928
Neiman Marcus Group, Inc. BTL 5.00% due 10/25/2020	420,000	425,887

		713,815

Total Loans (cost $7,598,650)		6,200,516

COMMON STOCKS — 0.7%
Casino Services — 0.0%
Greektown, Inc.†(3)(4)	370	29,970

Food-Misc./Diversified — 0.6%
Wornick Co.†(3)(4)	7,270	713,259

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(3)(4)(12)	128,418	0

Multimedia — 0.0%
Haights Cross Communication, Inc.† (3)(4)	19,388	0

Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(3)(4)	73	80,701

Total Common Stocks (cost $1,629,067)		823,930

MEMBERSHIP INTEREST CERTIFICATES — 0.2%
Casino Services — 0.2%
Herbst Gaming, Inc.†(4)(13) (cost $232,720)	23,439	257,829

PREFERRED SECURITIES — 1.6%
Diversified Banking Institutions — 1.1%
GMAC Capital Trust I FRS Series 2 8.13%	46,500	1,243,410

Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. FRS 7.88%	8,000	229,280

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C† (3)(4)	39,177	0

Satellite Telecom — 0.3%
Intelsat SA Series A 5.75%	4,751	277,933

Total Preferred Securities (cost $1,629,537)		1,750,623

PREFERRED SECURITIES/CAPITAL SECURITIES — 3.8%
Diversified Banking Institutions — 2.6%
Barclays PLC VRS 8.25% due 12/15/2018(14)	795,000	820,837
Credit Suisse Group AG 7.50% due 12/11/2023*(14)	305,000	322,156
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017*(14)	605,000	644,325
Societe Generale SA 7.88% due 12/18/2023*(14)	820,000	825,740
Societe Generale SA 8.25% due 11/29/2018	275,000	294,594

		2,907,652

Insurance-Multi-line — 0.8%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2038	560,000	652,680
ING US, Inc. FRS 5.65% due 05/15/2053	255,000	247,988

		900,668

Multimedia — 0.4%
NBCUniversal Enterprise, Inc. 5.25% due 03/19/2021*(14)	445,000	440,550

Total Preferred Securities/Capital Securities (cost $4,072,218)		4,248,870

WARRANTS — 0.2%
Television — 0.2%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(3)(4)(13)	332	92,296
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(3)(4)(13)	328	91,184

Total Warrants (cost $0)		183,480

Total Long-Term Investment Securities (cost $116,753,017)		109,521,792

REPURCHASE AGREEMENTS — 0.6%
Bank of America Securities LLC Joint Repurchase Agreement(16)	180,000	180,000
Barclays Capital PLC Joint Repurchase Agreement(16)	120,000	120,000
BNP Paribas SA Joint Repurchase Agreement(16)	120,000	120,000
Deutsche Bank AG Joint Repurchase Agreement(16)	140,000	140,000
UBS Securities LLC Joint Repurchase Agreement(16)	105,000	105,000

Total Repurchase Agreements (cost $665,000)		665,000

TOTAL INVESTMENTS (cost $117,418,017)(17)	99.2%	110,186,792
Other assets less liabilities	0.8	937,635

NET ASSETS	100.0%	$111,124,427

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2013, the aggregate value of these securities was $39,065,814 representing 35.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Company has filed for Chapter 11 bankruptcy protection.

(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(4)	Illiquid security. At December 31, 2013, the aggregate value of these securities was $7,465,836 representing 6.7% of net assets.

(5)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.

(6)	Security currently paying interest/dividends in the form of additional securities.

(7)	Security in default of principal and interest at maturity.

(8)	Company has filed for bankruptcy protection in country of issuance.

(9)	Security in default of interest.

(10)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)	Consists of more than one type of securities traded together as a unit.

(13)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2013, the SunAmerica High Yield Bond Fund held the following restricted securities

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Herbst Gaming, Inc.
Membership Interest Certificate	03/26/2008	23,439	$232,720	$257,829	$11.00	0.23%

ION Media Networks, Inc.
Expires 12/18/2016
(strike price $0.01)
Warrants	03/01/2011	332	0	92,296	278.00	0.08
ION Media Networks, Inc.
Expires 12/18/2016
(strike price $0.01)
Warrants	11/11/2010	327	0
	03/01/2011	1	0

		328	0	91,184	278.00	0.08

				$441,309		0.39%

(14)	Perpetual maturity — maturity date reflects the next call date.

(15)	Company has filed for Chapter 7 bankruptcy.

(16)	See Note 2 for details of Joint Repurchase Agreements.

(17)	See Note 3 for cost of investments on a tax basis.

BTL — Bank Term Loan

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2013 and unless noted otherwise, the dates shown are original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	CAD	265,000	USD	248,873	01/22/2014	$—	$(479)
	USD	268,569	CAD	285,000	01/22/2014	—	(398)

Net Unrealized Appreciation(Depreciation)						$—	$(877)

CAD — Canadian Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013 (see note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$1,329,842	$—	1,329,842
U.S. Corporate Bonds & Notes:
Casino Services	—	641,700	0	641,700
Cellular Telecom	—	8,129,200	—	8,129,200
Non-Ferrous Metals	—	—	0	0
Oil Companies-Exploration & Production	—	5,712,609	—	5,712,609
Recycling	—	—	81	81
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	67,921,474	—	67,921,474
Foreign Convertible Bonds & Notes	—	325,500	—	325,500
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	—	0	0
Metal Processors & Fabrication	—	—	0	0
Special Purpose Entity	—	—	0	0
Other Industries*	—	11,996,138	—	11,996,138
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Medical-Drugs	—	—	0	0
Other Industries*	—	6,200,516	—	6,200,516
Common Stocks	—	—	823,930	823,930
Membership Interest Certificates	—	257,829	—	257,829
Perferred Securities:
Medical-Drugs	—	—	0	0
Other Industries*	1,750,623	—	—	1,750,623
Perferred Securities/Capital Securities	—	4,248,870		4,248,870
Warrants	—	—	183,480	183,480
Repurchase Agreements	—	665,000	—	665,000

Total	$1,750,623	$107,428,678	$1,007,491	$110,186,792

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts — Depreciation	$—	$877	$—	$877

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stocks	Preferred Securities	Warrants
Balance as of 03/31/2013	$81	$0	$0	$2,411,510	$0	$181,800
Accrued discounts	—	3,949	—	—	—	—
Accrued premiums	—	—	—	—	—	—
Realized gain	—	—	—	765,298	—	—
Realized loss	—	—	(1,024,370)	—	—	(3,365)
Change in unrealized appreciation(1)	393	—	1,154,067	29,970	—	28,949
Change in unrealized depreciation(1)	—	(3,949)	—	(1,427,462)	—	(23,904)
Net purchases	—	—	13,634	—	—	—
Net sales	(393)	—	(143,331)	(955,386)	—	—
Transfers in of Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—

Balance as of 12/31/2013	$81	$0	$0	$823,930	$0	$183,480

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at December 31, 2013 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stocks	Preferred Securities	Warrants
$393	$(3,949)	$—	$(1,397,492)	$—	$1,680

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of December 31, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior secured floating rate loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00pm Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the SunAmerica Income Fund’s (the “Trust”) fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations or to manage and/or gain exposure to certain foreign currencies. During the period ended December 31, 2013, the High Yield Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. As of December 31, 2013, the High Yield Bond Fund had open forward contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

        Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Portfolio of Investments.

The following tables represent the value of derivatives held as of December 31, 2013, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of December 31, 2013, please refer to the Portfolio of Investments.

	High Yield Bond Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$—	$877

(1)	The Fund’s derivative contracts held during the period ended December 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $285,989.

Note 2. Repurchase Agreements

As of December 31, 2013, the following Fund held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.13%	$180,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated December 31, 2013, bearing interest at a rate of 0.00% per annum, with a principal amount of $135,375,000, a repurchase price of $135,375,008, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.38%	09/30/2018	$100,000,000	$99,250,000
U.S. Treasury Notes	2.38	02/28/2015	8,363,000	8,640,902
U.S. Treasury Notes	2.38	07/31/2017	29,207,000	30,820,687

As of December 31, 2013, the following Fund held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.12%	$120,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital PLC, dated December 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $99,945,000, a repurchase price of $99,945,056, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.00%	11/30/2020	$104,482,000	$102,053,838

As of December 31, 2013, the following Fund held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.12%	$120,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $99,945,000, a repurchase price of $99,945,028, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.75%	01/31/2014	$101,240,700	$102,124,531

As of December 31, 2013, the following Fund held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.12%	$140,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $114,950,000, a repurchase price of $114,950,064, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.25%	04/15/2016	$117,882,000	$117,327,955

As of December 31, 2013, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
U.S. Government Securities	5.14%	$7,940,000
GNMA	4.57	7,060,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated December 31, 2013, bearing interest at a rate of 0.00% per annum, with a principal amount of $154,381,000, a repurchase price of $154,381,000, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.13%	08/15/2021	$55,215,000	$53,995,356
U.S. Treasury Notes	2.50	03/31/2015	100,000,000	103,476,600

As of December 31, 2013, the following Fund held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.12%	$105,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated December 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $84,955,000, a repurchase price of $84,955,047, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.13%	12/31/2015	$84,075,000	$86,969,702

Note 3. Federal Income Taxes

As of December 31, 2013, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	GNMA Fund	Strategic Bond Fund	High Yield Bond Fund
Cost	$108,326,834	$154,747,511	$506,455,091	$117,804,143

Appreciation	4,156,304	2,278,695	10,282,448	5,198,170
Depreciation	(730,321)	(2,722,215)	(20,025,360)	(12,815,521)

Unrealized appreciation (depreciation) — net	$3,425,983	$(443,520)	$(9,742,912)	$(7,617,351)

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 27, 2014

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: February 27, 2014